As filed with the Securities and Exchange Commission on January 29, 1998

                                                    File Nos. 33-14227: 811-5157


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933
                         Pre-Effective Amendment No.[ ]
                       Post-Effective Amendment No. 14 [X]
                                     and/or
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                              Amendment No. 14 [X]
                        (Check appropriate box or boxes)

                               ANCHOR PATHWAY FUND
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                           Los Angeles, CA 90067-6022
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (310) 772-6000

                                 Robert M. Zakem
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Susan L. Harris, Esq.
                    Senior Vice President and General Counsel
                                 SunAmerica Inc.
                               1 SunAmerica Center
                           Los Angeles, CA 90067-6022

                             Margery K. Neale, Esq.
                    Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                               New York, NY 10022

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET

Item Number
in Form N-1A                                                   Caption

                               PART A - PROSPECTUS

1.  Cover Page.........................................Cover Page

2.  Synopsis - Fee Table...............................*

3.  Condensed Financial Information....................Financial Highlights

4.  General Description of.............................The Fund, Its Investment
    Registrant                                         Objectives and Policies;
                                                       Description of Securities
                                                       and Investment Techniques

5.  Management of the Fund.............................Management

5A  Management's Discussion of Fund....................#
    Performance

6.  Capital Stock and Other............................Dividends, Distributions
    Securities                                         and Federal Taxes;
                                                       Shareholder Voting
                                                       Rights; Shareholder
                                                       Inquiries

7.  Purchase of Securities.............................Price of Shares;
    Being Offered                                      Purchases and Redemptions

8.  Redemption or Repurchase...........................Purchases and Redemptions

9.  Pending Legal Proceedings..........................*

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page.........................................Cover Page

11. Table of Contents..................................Table of Contents

12. General Information and History....................The Fund

13. Investment Objectives..............................Investment Policies;
    and Policies                                       Investment Restrictions

14. Management of the Fund.............................Fund Officers and
                                                       Trustees

15. Control Persons and................................The Fund
    Principal Holders of Securities

16. Investment Advisory and............................Investment Advisory
    Other Services                                     Agreement; Business
                                                       Management Agreement;
                                                       General Information

17. Brokerage Allocation...............................Execution of Portfolio
    and Other Practices
    Transactions

18. Capital Stock and Other Securities.................*

19. Purchase, Redemption and...........................Price of Shares
    Pricing of Securities Being Offered

20. Tax Status.........................................Dividends, Distributions
                                                       and Federal Taxes

21. Underwriters.......................................*

22. Calculation of Performance Data....................*

23. Financial Statements...............................Financial Statements

                                     PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

#        Included in the Annual Report to Shareholders for the fiscal year ended
November 30, 1997.

                              ANCHOR PATHWAY FUND
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                        TELEPHONE NUMBER: (800) 445-7862

     Anchor Pathway Fund ("Fund") is an open-end diversified management investment company. The Fund consists of seven Series, each of which has its own investment objectives and policies.

     Shares of the Fund are offered only to Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Company") which offers annuity contracts. Such shares may also be sold to fund variable life contracts issued by the Company in the future. The contracts involve fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Fund. Certain Series may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

     The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

     The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled outside the United States.

     The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

     The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed-income securities and money market instruments in any combination.

     The HIGH-YIELD BOND SERIES seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. In addition to other risks, these high-yield, high-risk bonds (also known as "junk bonds"), are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. See pages 7-8 for more information.

     The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

     The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

     YOU MAY LOSE MONEY BY INVESTING IN THE SERIES. GENERALLY, THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED, OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.


     This Prospectus sets forth concisely the information a prospective investor ought to know before investing in the Fund. Please read it carefully and retain it for future reference. Further information about the performance of the Series of the Fund is contained in the Fund's Annual Report to Shareholders. A Statement of Additional Information has been filed with the Securities and Exchange Commission. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by contacting the Fund at the above address or telephone number.

                            ------------------------

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
      COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------


                THE DATE OF THIS PROSPECTUS IS JANUARY 29, 1998.

                               TABLE OF CONTENTS


TOPIC                                                                                                PAGE
                                                                                                     -----
FINANCIAL HIGHLIGHTS...............................................................................      3
THE FUND, ITS INVESTMENT OBJECTIVES AND POLICIES...................................................      5
     Growth Series.................................................................................      5
     International Series..........................................................................      5
     Growth-Income Series..........................................................................      6
     Asset Allocation Series.......................................................................      6
     High-Yield Bond Series........................................................................      7
     U.S. Government/AAA-Rated Securities Series...................................................      8
     Cash Management Series........................................................................      8
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES................................................      9
MANAGEMENT.........................................................................................     11
PORTFOLIO TURNOVER.................................................................................     13
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.........................................................     14
PRICE OF SHARES....................................................................................     14
PURCHASES AND REDEMPTIONS..........................................................................     14
SHAREHOLDER VOTING RIGHTS..........................................................................     15
INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL..........................................................     15
SHAREHOLDER INQUIRIES..............................................................................     15
STATEMENT OF ADDITIONAL INFORMATION -- TABLE OF CONTENTS...........................................     16
APPENDIX

                              FINANCIAL HIGHLIGHTS*

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


     The Fund was established to provide an exclusive funding medium for the annuity contracts issued by the Account. It had no operations prior to March 29, 1988. Through March 28, 1988, these contracts were funded by shares of the American Pathway Fund. On March 29, 1988, shares of the Fund were issued in a transaction that, in effect, transferred an equitable pro rata amount of the net assets of American Pathway Fund (approximately 80%) to the Fund. For accounting purposes, the Fund is considered to be the successor to the American Pathway Fund and the financial statements of the Fund and its financial highlights are those of the American Pathway Fund through March 28, 1988.



     The following Financial Highlights for the ten years in the period ended November 30, 1997 have been audited by Price Waterhouse LLP, independent accountant, whose report on the financial statements containing such information for the five years in the period ended November 30, 1997, is included in the Fund's Annual Report to Shareholders. These financial highlights should be read in conjunction with the other financial statements and notes thereto included in the Annual Report of the Fund, which may be obtained along with the Statement of Additional Information by writing to the Secretary of the Fund at the address on the cover page of this Prospectus.


                                                                Dividends   Dividends
                                      Net realized              declared       from
                   Net asset   Net    & unrealized    Total     from net   net realized  Net asset                Net assets
      Period         value    Invest- gain (loss)      from      invest-     gain on       value                    end of
      ended        beginning   ment        on       investment    ment       Invest-        end      Total          period
     Nov. 30        period    income  Investments   operations   income       ments      of period  Return**       (000's)
------------------ ---------  ------  ------------  ----------  ---------  ------------  ---------  --------      ----------
                                                       GROWTH SERIES

1988..............  $ 14.57   $0.23      $ 2.88       $ 3.11     $ (0.12)     $(0.61)     $ 16.95     21.83%       $ 93,801
1989..............    16.95    0.37        7.85         8.22       (0.13)      (0.09)       24.95     48.76         190,185
1990..............    24.95    0.36       (2.37)       (2.01)      (0.31)      (1.62)       21.01     (8.60)        268,174
1991..............    21.01    0.37        5.25         5.62       (0.77)      (0.29)       25.57     26.80         458,719
1992..............    25.57    0.23        5.21         5.44       (0.01)      (0.04)       30.96     21.29         644,060
1993..............    30.96    0.24 @      5.32         5.56       (0.23)      (0.53)       35.76     18.26         735,400
1994..............    35.76    0.19 @      1.04         1.23       (0.25)      (2.66)       34.08      3.33         712,602
1995..............    34.08    0.25 @     12.02        12.27       (0.20)      (2.65)       43.50     37.93         897,275
1996..............    43.50    0.18 @      5.10         5.28       (0.28)      (6.22)       42.28     14.02         813,164
1997..............    42.28    0.18 @      8.30         8.48       (0.21)      (6.73)       43.82     23.78         801,230

                                                    INTERNATIONAL SERIES

1990#.............  $ 10.00   $0.07      $(0.39)      $(0.32)    $    --      $   --      $  9.68     (3.20)%      $ 13,704
1991..............     9.68    0.16        0.38         0.54       (0.09)         --        10.13      5.59          50,654
1992..............    10.13    0.15       (0.12)        0.03       (0.14)      (0.02)       10.00      0.31          85,919
1993..............    10.00    0.18 @      2.54         2.72       (0.14)      (0.01)       12.57     27.41         192,162
1994..............    12.57    0.22 @      0.81         1.03       (0.12)      (0.22)       13.26      8.17         259,498
1995..............    13.26    0.26 @      1.11         1.37       (0.23)      (0.50)       13.90     11.18         228,134
1996..............    13.90    0.22 @      2.46         2.68       (0.46)      (0.31)       15.81     20.03         249,144
1997..............    15.81    0.17 @      1.78         1.95       (0.27)      (1.22)       16.27     13.15         223,337


                                Ratio of net
                     Ratio of    investment              Average
      Period         expenses      income     Portfolio commission
      ended         to average   to average   turnover     per
     Nov. 30        net assets   net assets     rate    share++++
------------------  ----------  ------------  --------  ----------

1988..............     0.65%         1.30%      10.40%    $  N/A
1989..............     0.53          2.16       47.00        N/A
1990..............     0.56          2.38       17.70        N/A
1991..............     0.62          1.51       12.30        N/A
1992..............     0.56          0.88       14.31        N/A
1993..............     0.55          0.71       21.99        N/A
1994..............     0.55          0.56       33.79        N/A
1995..............     0.55          0.65       23.72        N/A
1996..............     0.55          0.46       25.51     0.0561
1997..............     0.54          0.44       29.01     0.0477

1990#.............     1.85%+        3.21%+      4.10%    $  N/A
1991..............     1.40          2.20       14.30        N/A
1992..............     1.19          1.88       21.04        N/A
1993..............     1.12          1.62       22.56        N/A
1994..............     1.04          1.64       21.68        N/A
1995..............     1.05          1.95       16.79        N/A
1996..............     1.02          1.56       44.94     0.0196
1997..............     1.04          0.99       47.45     0.0043
                                                    GROWTH-INCOME SERIES

1988..............  $ 15.52   $0.61      $ 2.82       $ 3.43     $ (0.30)     $(0.18)     $ 18.47     22.49%       $210,992
1989..............    18.47    0.79        5.18         5.97       (0.60)         --        23.84     32.94         364,096
1990..............    23.84    0.74       (2.48)       (1.74)      (0.54)      (0.85)       20.71     (7.57)        423,733
1991..............    20.71    0.73        3.62         4.35       (0.87)      (0.40)       23.79     21.14         584,668
1992..............    23.79    0.64        3.12         3.76       (0.72)      (0.58)       26.25     16.02         777,448
1993..............    26.25    0.71 @      2.44         3.15       (0.63)      (0.54)       28.23     12.34         862,716
1994..............    28.23    0.69 @     (0.14)        0.55       (0.76)      (1.56)       26.46      2.00         765,971
1995..............    26.46    0.71 @      7.46         8.17       (0.76)      (2.23)       31.64     33.47         882,143
1996..............    31.64    0.67 @      5.87         6.54       (0.77)      (2.10)       35.31     21.88         919,356
1997..............    35.31    0.66 @      6.91         7.57       (0.75)      (5.10)       37.03     24.62         950,432


1988..............     0.61%         3.32%      12.90%
1989..............     0.53          4.16       29.60     $  N/A
1990..............     0.56          4.11       13.80        N/A
1991..............     0.59          3.45       21.20        N/A
1992..............     0.56          2.88       18.81        N/A
1993..............     0.55          2.60       29.22        N/A
1994..............     0.55          2.54       32.97        N/A
1995..............     0.55          2.52       18.81        N/A
1996..............     0.55          2.07       23.72     0.0564
1997..............     0.54          1.88       30.06     0.0493


------------
@ Calculated based upon average shares
  outstanding.

 * Information for the year ended
   November 30, 1988 includes the
   results of operations of American
   Pathway Fund from December 1, 1987
   through March 28, 1988.


** Does not reflect expenses that apply
   to the separate accounts of Anchor
   National Life Insurance Company. If
   such expenses had been included,
   total return would have been lower
   for each period presented.


+ Annualized.
# Commenced operations May 9, 1990.

++++ The average commission
     per share is derived by
     taking the agency
     commissions paid on
     equity securities trades
     and dividing by the
     number of shares
     purchased or sold.

                                                                Dividends   Dividends
                                      Net realized              declared       from
                   Net asset   Net    & unrealized    Total     from net   net realized  Net asset                Net assets
      Period         value    Invest- gain (loss)      from      invest-     gain on       value                    end of
      ended        beginning   ment        on       investment    ment       Invest-        end      Total          period
     Nov. 30        period    income  Investments   operations   income       ments      of period  Return**       (000's)
------------------ ---------  ------  ------------  ----------  ---------  ------------  ---------  --------      ----------

                                                  ASSET ALLOCATION SERIES

1989++............  $ 10.00   $0.18      $  .82       $ 1.00     $    --      $   --      $ 11.00     10.00%       $ 23,318
1990..............    11.00    0.56       (0.73)       (0.17)      (0.21)         --        10.62     (1.57)         54,985
1991..............    10.62    0.56        1.32         1.88       (0.60)      (0.02)       11.88     18.66          78,271
1992..............    11.88    0.50        1.10         1.60       (0.53)      (0.05)       12.90     13.80         134,100
1993..............    12.90    0.63 @      0.72         1.35       (0.46)      (0.13)       13.66     10.76         166,555
1994..............    13.66    0.58 @     (0.69)       (0.11)      (0.62)      (0.31)       12.62     (0.84)        142,678
1995..............    12.62    0.55 @      3.16         3.71       (0.68)      (0.38)       15.27     31.01         153,608
1996..............    15.27    0.56 @      2.17         2.73       (0.63)      (1.14)       16.23     19.34         153,060
1997..............    16.23    0.55 @      2.00         2.55       (0.63)      (1.65)       16.50     17.86         155,446


                                Ratio of net
                     Ratio of    investment              Average
      Period         expenses      income     Portfolio commission
      ended         to average   to average   turnover     per
     Nov. 30        net assets   net assets     rate    share++++
------------------  ----------  ------------  --------  ----------

1989++............     0.54%+        5.36%+     12.80%    $  N/A
1990..............     0.65          6.48       18.10        N/A
1991..............     0.77          5.50       16.50        N/A
1992..............     0.63          4.84       21.86        N/A
1993..............     0.60          4.70       22.66        N/A
1994..............     0.59          4.47       48.53        N/A
1995..............     0.59          4.04       53.58        N/A
1996..............     0.58          3.74       40.97     0.0573
1997..............     0.59          3.49       39.14     0.0507
                                                   HIGH-YIELD BOND SERIES

1988..............  $ 12.22   $1.24      $ 0.64       $ 1.88     $ (0.71)     $(0.17)     $ 13.22     15.92%       $ 78,335
1989..............    13.22    1.36       (0.25)        1.11       (1.16)         --        13.17      8.86          85,778
1990..............    13.17    1.53       (1.53)        0.00       (1.09)         --        12.08      0.02          79,099
1991..............    12.08    1.19        2.16         3.35       (1.52)         --        13.91     29.25         117,714
1992..............    13.91    1.20        0.65         1.85       (1.16)         --        14.60     14.06         147,951
1993..............    14.60    1.27 @      1.02         2.29       (1.22)         --        15.67     16.44         190,515
1994..............    15.67    1.24 @     (1.88)       (0.64)      (1.49)      (0.49)       13.05     (4.70)        127,467
1995..............    13.05    1.26 @      0.99         2.25       (1.56)      (0.13)       13.61     18.97         146,590
1996..............    13.61    1.21 @      0.56         1.77       (1.53)         --        13.85     14.05         131,337
1997..............    13.85    1.19 @      0.44         1.63       (1.43)         --        14.05     12.76         118,670

                                        U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES

1988..............  $ 10.47   $0.89      $ 0.12       $ 1.01     $ (0.43)     $   --      $ 11.05     10.00%       $ 44,586
1989..............    11.05    0.69        0.53         1.22       (0.81)         --        11.46     11.79          85,924
1990..............    11.46    0.78        0.00         0.78       (0.46)         --        11.78      7.15         128,369
1991..............    11.78    0.74        0.78         1.52       (0.81)         --        12.49     13.59         192,330
1992..............    12.49    0.85        0.31         1.16       (0.78)         --        12.87      9.84         230,798
1993..............    12.87    0.95 @      0.61         1.56       (0.91)      (0.18)       13.34     12.58         228,569
1994..............    13.34    0.90 @     (1.43)       (0.53)      (1.11)      (0.17)       11.53     (4.17)        149,368
1995..............    11.53    0.86 @      0.85         1.71       (1.20)      (0.06)       11.98     15.95         134,938
1996..............    11.98    0.80 @     (0.21)        0.59       (1.06)         --        11.51      5.49         108,852
1997..............    11.51    0.76 @     (0.14)        0.62       (1.03)         --        11.10      6.09          81,609

                                                   CASH MANAGEMENT SERIES

1988..............  $ 10.73   $0.64      $ 0.09       $ 0.73     $ (0.35)     $   --      $ 11.11      7.03%       $ 64,046
1989..............    11.11    0.86        0.10         0.96       (0.69)         --        11.38      9.05          79,377
1990..............    11.38    0.54        0.34         0.88       (0.48)         --        11.78      7.93         163,979
1991..............    11.78    0.60        0.07         0.67       (0.57)         --        11.88      5.85         197,942
1992..............    11.88    0.40       (0.03)        0.37       (0.75)         --        11.50      3.26         203,548
1993..............    11.50    0.29 @        --         0.29       (0.39)         --        11.40      2.57         192,384
1994..............    11.40    0.40 @        --         0.40       (0.33)         --        11.47      3.56         186,396
1995..............    11.47    0.61 @      0.01         0.62       (0.44)         --        11.65      5.53         100,872
1996..............    11.65    0.55 @        --         0.55       (0.82)         --        11.38      4.94          89,236
1997..............    11.38    0.54 @      0.01         0.55       (0.62)         --        11.31      5.03          69,226


1988..............     0.65%         9.91%      38.30%       N/A
1989..............     0.64         10.47       36.50        N/A
1990..............     0.66         11.50       34.90        N/A
1991..............     0.69         10.51       24.40        N/A
1992..............     0.62          9.40       75.27        N/A
1993..............     0.59          8.43       59.03        N/A
1994..............     0.59          8.76       44.97        N/A
1995..............     0.59          9.66       31.64        N/A
1996..............     0.58          9.09       36.99        N/A
1997..............     0.61          8.68       64.49        N/A

1988..............     0.70%         8.25%      54.30%       N/A
1989..............     0.59          8.35       19.40        N/A
1990..............     0.61          8.85       26.10        N/A
1991..............     0.66          7.96       30.90        N/A
1992..............     0.59          7.32       47.58        N/A
1993..............     0.58          7.19        9.14        N/A
1994..............     0.58          7.42       16.95        N/A
1995..............     0.59          7.49       43.43        N/A
1996..............     0.59          7.03       17.12        N/A
1997..............     0.63          6.93       46.17        N/A

1988..............     0.65%         6.75%         --        N/A
1989..............     0.66          8.53          --        N/A
1990..............     0.58          7.63          --        N/A
1991..............     0.64          5.59          --        N/A
1992..............     0.61          3.21          --        N/A
1993..............     0.58          2.59          --        N/A
1994..............     0.57          3.52          --        N/A
1995..............     0.58          5.32          --        N/A
1996..............     0.58          4.81          --        N/A
1997..............     0.63          4.87          --        N/A


------------
@ Calculated based upon average shares
  outstanding.

** Does not reflect expenses that apply
   to the separate accounts of Anchor
   National Life Insurance Company. If
   such expenses had been included,
   total return would have been lower
   for each period presented.

 + Annualized.

++ Commenced operations March 31, 1989.

++++ The average commission per share
     is derived by taking the agency
     commissions paid on equity securities
     trades and dividing by the number of
     shares purchased or sold.

                THE FUND, ITS INVESTMENT OBJECTIVES AND POLICIES

     The Fund, organized as a Massachusetts business trust on March 23, 1987, is an open-end diversified management investment company. It was established to provide an exclusive funding medium for the annuity contracts issued by the Account. These contracts were funded previously by shares of the American Pathway Fund.

     The Fund issues seven separate series of shares ("Series") each of which represents a separate fully managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional series in the future. The seven Series are the Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series, the High-Yield Bond Series, the U.S. Government/AAA-Rated Securities Series and the Cash Management Series. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.


     Each Series has investment objectives and certain policies set forth herein. There can be no guarantee that any Series' investment objective[s] will be realized or that the net return on an investment in a Series will equal or exceed that which could have been obtained through other investment or savings vehicles. Contract owners should carefully review the investment objectives and policies of each Series and consider their ability to assume the risks involved before making an investment in a Series. These risks include, but are not limited to, the possibility of a loss of principal. Each Series has certain investment restrictions described in the Statement of Additional Information. A Series' fundamental investment restrictions, as well as its investment objectives, may not be changed without a majority vote of shares of that Series. See "Shareholder Voting Rights."


GROWTH SERIES


     The investment objective of the Growth Series is growth of capital. Any current income that may be generated by the Series is likely to be incidental to the objective of capital growth. Ordinarily, the Series seeks to achieve this objective by investing primarily in common stocks or securities with common stock characteristics. When the outlook for common stocks is not considered promising, for temporary defensive purposes a substantial portion of the assets may be invested in securities of the U.S. Government, its agencies and instrumentalities, cash, and money market instruments (debt securities maturing in one year or less). Up to 10% of the Series' assets may be invested in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market). These securities may be denominated in currencies other than the U.S. dollar. However, there is no requirement that the Series maintain investments in non-U.S. issuers. See "Risks of Investing in Various Countries."



     Up to 10% of the Growth Series' assets may be invested in debt securities rated BB or below by Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc. ("S&P") and Ba or below by Moody's Investors Service, Inc. ("Moody's") or in unrated securities that are determined to be of equivalent quality, provided the Series' investment adviser, Capital Research and Management Company (the "Investment Adviser"), determines that these securities have characteristics similar to the equity securities eligible for purchase by the Growth Series. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the ratings. As of the last day of the Series' most recent fiscal year, the Series did not hold any junk bonds.


INTERNATIONAL SERIES

     The investment objective of the International Series is to achieve long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States. The Series' investment approach is based on the belief that economic and political developments help to create new opportunities outside the U.S.


     The Series may also invest in securities through depositary receipts which may be denominated in various currencies. For example, the Series may purchase American Depositary Receipts ("ADRs") which are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying security.



     When prevailing market, economic, political or currency conditions warrant, the Series may invest in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by S&P or Moody's or unrated but determined to be of equivalent quality by the Investment Adviser), government securities or nonconvertible preferred stocks. Up to 5% of the Series' assets may also be invested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the various bond ratings. These securities may also be issued by non-U.S. entities.


     The Series has the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. See "Currency Transactions."



     Under normal circumstances, the Series will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domiciled outside the U.S., including those domiciled in developing countries. The Series may at times hold a portion of its assets in various currencies or in cash equivalents which may be denominated in U.S. dollars or other currencies (including U.S. Government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high-quality short-term debt securities). See "Risks of Investing in Various Countries." Additionally, for temporary defensive purposes, the Series may at times maintain all or any part of its assets in cash and cash equivalents.


GROWTH-INCOME SERIES


     The investment objective of the Growth-Income Series is growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the Series will invest primarily in common stocks or securities with common stock characteristics. But the Series may invest in other types of securities, including other equity-type securities (such as convertible bonds), bonds (and other types of fixed income securities) and money market instruments, to the extent consistent with the Series' investment objective. See "Description of Securities and Investment Techniques."


     Up to 5% of the Growth-Income Series' assets may be invested in straight debt securities rated BB or below by S&P and Ba or below by Moody's or in unrated securities that are determined to be of equivalent quality by the Investment Adviser. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the ratings.


     Up to 10% of the Series' assets may be invested in the equity securities of issuers domiciled outside of the U.S. and which are not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market). These securities may be denominated in currencies other than the U.S. dollar. See "Risks of Investing in Various Countries."


ASSET ALLOCATION SERIES


     The investment objective of the Asset Allocation Series is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Asset Allocation Series seeks to achieve its objective by investing in a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds), bonds and other intermediate and long-term fixed-income securities and money market instruments.


     The Investment Adviser will determine the relative mix of equities, fixed-income securities and money market instruments for the portfolio based on its view of long-term economic and market trends and the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Investment Adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securities; and 0% to 40% in money market instruments. The Investment Adviser does not intend to make frequent shifts within these broad ranges. Rather it intends in normal situations to make any shifts in the Series' asset allocation gradually over time based on its views of long-term trends and conditions.


     Up to 10% of the Series' assets may be invested in the equity securities of issuers domiciled outside of the U.S., and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market). Up to 5% of assets may be invested in debt securities of issuers domiciled outside the U.S. These securities may be denominated in currencies other than the U.S. dollar. See "Risks of Investing in Various Countries."



     The Series' fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds rated BBB or better by S&P or Baa or better by Moody's or that are unrated but considered by the Investment Adviser to be of equivalent credit quality. Up to 25% of the Series' fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. See "High-Yield Bond Series" below for more information regarding the risks associated with an investment in high-yield, high-risk bonds. The Series may also invest in notes and bonds issued by governments, their agencies or instrumentalities, or corporations in which the principal value and interest payments vary with the rate of inflation. See the Appendix for a description of bond ratings. During the recent fiscal year, the approximate monthly average percentages of the Series' net assets in the following categories based on the higher of Moody's or S&P's ratings categories, were: Aaa/AAA -- 12.62%; Aa/AA -- 0.66%; A/A -- 1.58%; Baa/BBB -- 6.94%; Ba/BB -- 2.18%; B/B -- 2.69%; and Caa/CCC -- 0.03%. Non-rated investments, equity-type securities, and cash or cash equivalents amounted to 0.43%, 63.58% and 9.29%, respectively. Some or all of the non-rated securities were determined to be of equivalent quality to securities rated by Moody's or S&P as follows: Baa/BBB -- 0.32%.



     The Series' investments in non U.S. fixed-income securities will be primarily in securities issued or guaranteed as to principal and interest by non-U.S. governments, their agencies, instrumentalities or by multinational agencies. The Series may purchase and sell currencies to facilitate settlement of trades; however, it does not currently intend to enter into forward currency contracts.


HIGH-YIELD BOND SERIES

     The primary investment objective of the Series is a high level of current income; its secondary investment objective is capital appreciation. Under normal market conditions the Series will be invested in fixed-income securities, with emphasis on higher yielding, higher risk, lower rated or unrated corporate bonds.


     High-yield, high-risk bonds, commonly known as "junk bonds," generally include any bonds rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality by the Investment Adviser. Bonds rated Ba, BB or below are considered speculative. The Series may invest without limitation in bonds rated as low as Ca by Moody's or CC by S&P (or in bonds that are unrated but determined to be of equivalent quality). In addition, the Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or in bonds that are unrated but determined by the Investment Adviser to be of equivalent quality). See the Appendix for a description of bond ratings. During the recent fiscal year, the approximate monthly average percentages of the Series' net assets in the following categories based on the higher of Moody's or S&P's ratings categories, were: Aaa/AAA -- 4.59%; Baa/BBB -- 2.16%;
Ba/BB -- 19.14%; B/B -- 54.99%; and Caa/CCC -- 0.50%. Non-rated investments, equity-type securities, and cash or cash equivalents amounted to 1.17%, 3.75% and 13.59%, respectively. Some or all of the non-rated securities were determined to be of equivalent quality to securities rated by Moody's or S&P as follows: B/B -- 0.26%; Caa/CCC -- 0.91%.



     Up to 25% of the Series' assets may be invested in securities of non-U.S. issuers, including issuers domiciled in developing countries, which are generally denominated in currencies other than the U.S. dollar. The Series can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates.



     Under normal market conditions, the Series will invest primarily in higher yielding obligations which may include loan participations in addition to corporate bonds. The Series also may invest in securities of the U.S. Government, its agencies and instrumentalities, cash and money market instruments. See "Description of Securities and Investment Techniques" below.



     "High-yield, high-risk" bonds have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.


     High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sensitive to interest rate changes. In addition, periods of economic uncertainty and changes may increase volatility of market prices and yields of high-yield, high-risk bonds and in turn, the Series' net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the Series to have to replace the security with a lower yielding security, resulting in a decreased return for investors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the Series' ability to value accurately or dispose of such bonds.

     The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments.

     In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that are expected by the Investment Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities. Equity-type securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived due to an anticipated improvement in the issuer's credit quality or ratings.


U.S. GOVERNMENT /AAA-RATED SECURITIES SERIES

     The investment objective of the U.S. Government /AAA-Rated Securities Series ("Government/AAA Series") is a high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing in a combination of (i) securities issued or guaranteed by the U.S. government (i.e., if backed by the full faith and credit of the United States) and (ii) other debt securities (including corporate bonds) rated AAA by S&P or Aaa by Moody's (or that are determined to be of comparable quality by the Investment Adviser). The Series may purchase obligations of non-U.S. corporations or governmental entities, provided such obligations are U.S. dollar denominated and highly liquid. Except when the Series is in a temporary defensive investment position, at least 65% of its total assets is invested in these securities, including securities held subject to repurchase agreements.


     The Series anticipates it will invest in Government National Mortgage Association certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. The Government/AAA Series also may invest in securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government; short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 by S&P or Prime-1 by Moody's); and securities representing a direct or indirect interest in a pool of mortgages issued by financial institutions, such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers. In addition, the Series may invest in notes and bonds issued by governments, their agencies or instrumentalities, or corporations in which the principal value and interest payments vary with the rate of inflation. The Government/AAA Series may not purchase any security, other than a U.S. Government security, not rated AAA by S&P or Aaa by Moody's (or that has not received a rating but is determined to be of comparable quality by the Investment Adviser). However, if the rating of a security currently held by the Series is reduced below AAA (or Aaa), the Series is not required to dispose of the security.


CASH MANAGEMENT SERIES


     The investment objective of the Cash Management Series is high current yield while preserving capital. It seeks to achieve this objective by investing in high quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). The Series invests only in such instruments that are determined, in accordance with procedures established by the Fund's Board of Trustees, to present minimal credit risks. The Series' investments may include, but are not limited to, commercial paper rated in the highest rating category by Moody's and S&P, instruments issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest, and other securities rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P. The Series also may enter into repurchase agreements. See "Description of Securities and Investment Techniques" below.


     Although there is no guarantee that the Series' investment objective will be achieved, investments in the Cash Management Series should present the least market risk of any of the Series because it invests only in high-quality short-term debt obligations. However, an investment in this Series is subject to the risks of changes in market interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Series should not be the same as the return on an investment in a money market fund available directly to the public even where gross yields are equivalent, due to fees imposed at the contract level.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


     EQUITY SECURITIES -- Equity securities represent an ownership position in a company. These securities include common and preferred stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The Series' results will be related to the overall market for these securities. Growth-oriented, equity-type securities may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.



     DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, their prices decline when interest rates rise and vice versa.



     INFLATION-INDEXED BONDS -- The Government/AAA Series, High-Yield Bond Series and Asset Allocation Series may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.



     Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Series may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.



     OTHER SECURITIES -- Certain securities have both equity and debt characteristics, such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.



     Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.


     U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, will be paid in full.


     Certain securities issued by the U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.



     PASS-THROUGH SECURITIES -- These securities involve various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons and include those discussed below.



     "Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market price and yields of these securities, which vary with changes in interest rates.



     Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities do not affect the rights of borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity, and therefore the value, of these instruments.



     "Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, which privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.



     "Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.



     "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying asset and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.



     MONEY MARKET INSTRUMENTS. -- These are shorter-term debt securities maturing in one year or less including (1) commercial bank obligations (certificates of deposit, interest bearing time deposits, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes (up to 9 months) issued by corporations or governmental bodies), and (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). Although certain floating or variable rate obligations (securities whose coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.



     FORWARD COMMITMENTS -- Each Series may enter into commitments to purchase or sell securities at a future date. When a Series agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a Series agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such transaction fails to deliver or pay for the securities, the Series could miss a favorable price or yield opportunity, or could experience a loss.



     The Asset Allocation, High-Yield Bond and Government/AAA Series also may enter into "roll" transactions which consist of the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical securities at a future date. The Series assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.



     RESTRICTED AND ILLIQUID SECURITIES -- Each of the Series may invest no more than 15% (10% in the case of the Cash Management Series) of its net assets, determined as of the date of purchase, in illiquid securities. Securities with legal or contractual restrictions on resale that are not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The Series may incur certain additional costs in disposing of illiquid securities.

Restricted securities which the Board of Trustees, or the Investment Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for resale pursuant to Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. To the extent that, for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, the Series' investing in such securities may have the effect of increasing the level of illiquidity in the Series' portfolio during such period. See "Illiquid and Restricted Securities" in the Statement of Additional Information for a further discussion of investments in such securities.



     RISKS OF INVESTING IN VARIOUS COUNTRIES -- The Growth, International, Growth-Income, Asset Allocation and the High-Yield Bond Series may invest in securities of issuers domiciled outside the U.S. which may be denominated in currencies other than the U.S. dollar.



     Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


     Additional costs could be incurred in connection with the Series' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the Series will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


     The U.S. Government/AAA-Rated Securities Series may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.



     An additional 15% of a Series' non-U.S. assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. This policy is not deemed a fundamental policy and therefore may be changed without shareholder approval.



     CURRENCY TRANSACTIONS -- The Growth Series, the International Series and the High-Yield Bond Series may purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. The Growth-Income Series and Asset Allocation Series may purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the U.S. dollar, but they have no current intention of entering into forward contracts. While entering into forward transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The Series will not generally attempt to protect against all potential changes in exchange rates.


                                   MANAGEMENT

     The Fund's Board of Trustees is responsible for the overall supervision of the operations of the Fund and performs various duties imposed on trustees of investment companies by the Investment Company Act of 1940, as amended ("1940 Act"). The Board has retained others to provide certain services to the Fund.


     INVESTMENT ADVISER -- Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Fund. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolios and business affairs of the Fund.


     The compensation paid to the Investment Adviser for the most recent fiscal year as a percentage of average net assets amounted to the following: Growth Series -- .30%, International Series -- .60%, Growth-Income Series -- .30%, Asset Allocation Series -- .31%, High-Yield Bond Series -- .31%, U.S. Government/AAA Rated Series -- .32% and Cash Management Series -- .32%.


     MULTIPLE PORTFOLIO COUNSELOR SYSTEM -- The basic investment philosophy of the Investment Adviser is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolios of the managed Series are divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by each Series' objectives and by the Investment Adviser's investment committee). In addition, the Investment Adviser's research professionals make investment decisions with respect to a portion of each Series' portfolio.

     The primary individual portfolio counselors for the Fund are listed below:


------------------------------------------------------------------------------------------------------------------------
                                                                                                     YEARS OF EXPERIENCE
                                                                                                           IN THE
                                                                                                     INVESTMENT INDUSTRY

                                                                                                        WITH CAPITAL
                                                                       YEARS OF EXPERIENCE AS           RESEARCH AND
                                                                        PORTFOLIO COUNSELOR              MANAGEMENT
   PORTFOLIO COUNSELORS                                                    FOR THE SERIES                COMPANY OR
      FOR THE FUND                   PRIMARY TITLE(S)                 INDICATED (APPROXIMATE)          ITS AFFILIATES
------------------------------------------------------------------------------------------------------------------------
  Timothy D. Armour         Chairman and Chief Executive         Asset Allocation Series -- 1 year           15
                            Officer, Capital Research
                            Company.*
------------------------------------------------------------------------------------------------------------------------
  David C. Barclay          Senior Vice President and            High-Yield Bond Series --                   10
                            Director, Capital Research           9 years
                            Company*
------------------------------------------------------------------------------------------------------------------------
  Alan N. Berro             Senior Vice President, Capital       Growth-Income Series -- 1 year               7
                            Research Company*
------------------------------------------------------------------------------------------------------------------------
  Martial Chaillet          Senior Vice President, Capital       International Series -- 5 years             26
                            Research Company*
------------------------------------------------------------------------------------------------------------------------
  Gordon Crawford           Senior Vice President and            Growth Series -- 4 years (plus 5            27
                            Director, Capital Research and       years as a research professional
                            Management Company                   prior to becoming a portfolio
                                                                 counselor for the Series)
------------------------------------------------------------------------------------------------------------------------
  James E. Drasdo           Senior Vice President and            Growth Series -- 12 years                   21
                            Director, Capital Research and
                            Management Company
------------------------------------------------------------------------------------------------------------------------
  James K. Dunton           Senior Vice President and            Growth-Income Series -- since the           36
                            Director, Capital Research and       Series began operations in 1984
                            Management Company
------------------------------------------------------------------------------------------------------------------------
  Abner D. Goldstine        Senior Vice President and            Asset Allocation Series -- since            30
                            Director, Capital Research and       the series began operations in
                            Management Company                   1989; High- Yield Bond
                                                                 Series -- less than 1 year
------------------------------------------------------------------------------------------------------------------------
  Alwyn Heong               Vice President-Investment            International Series -- 2 years              6
                            Management Group, Capital Research
                            and Management Company
------------------------------------------------------------------------------------------------------------------------
  Claudia P. Huntington     Senior Vice President, Capital       Growth-Income Series -- 4 years             20
                            Research Company*                    (plus 5 years as a research
                                                                 professional prior to becoming
                                                                 portfolio counselor for the
                                                                 series)
------------------------------------------------------------------------------------------------------------------------
  Robert W. Lovelace        Executive Vice President and         International Series --                     13
                            Director, Capital Research           4 years
                            Company*
------------------------------------------------------------------------------------------------------------------------
  Robert G. O'Donnell       Senior Vice President and            Growth-Income Series --                     23
                            Director, Capital Research and       8 years (plus 1 year as a research
                            Management Company                   professional prior to becoming a
                                                                 portfolio counselor for the
                                                                 Series)
------------------------------------------------------------------------------------------------------------------------
  Donald D. O'Neal          Vice President, Capital Research     Growth Series -- 7 years (plus 4            12
                            and Management Company               years as a research professional
                                                                 prior to becoming a portfolio
                                                                 counselor for the Series)
------------------------------------------------------------------------------------------------------------------------

  * Company affiliated with Capital Research and Management Company.
------------------------------------------------------------------------------------------------------------------------


   PORTFOLIO COUNSELORS        TOTAL
      FOR THE FUND             YEARS
------------------------------------
  Timothy D. Armour             15

------------------------------------
  David C. Barclay              17

------------------------------------
  Alan N. Berro                 12

------------------------------------
  Martial Chaillet              26

------------------------------------
  Gordon Crawford               27

------------------------------------
  James E. Drasdo               26

------------------------------------
  James K. Dunton               36

------------------------------------
  Abner D. Goldstine            46

------------------------------------
  Alwyn Heong                    6

------------------------------------
  Claudia P. Huntington         22

-------------------------
  Robert W. Lovelace            13

-----------------------------------
  Robert G. O'Donnell           26

-----------------------------------
  Donald D. O'Neal              12

------------------------------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                     YEARS OF EXPERIENCE
                                                                                                           IN THE
                                                                                                     INVESTMENT INDUSTRY

                                                                                                        WITH CAPITAL
                                                                       YEARS OF EXPERIENCE AS           RESEARCH AND
                                                                        PORTFOLIO COUNSELOR              MANAGEMENT
   PORTFOLIO COUNSELORS                                                    FOR THE SERIES                COMPANY OR
      FOR THE FUND                   PRIMARY TITLE(S)                 INDICATED (APPROXIMATE)          ITS AFFILIATES
------------------------------------------------------------------------------------------------------------------------
  Victor M. Parachini       Senior Vice President, Capital       Asset Allocation Series -- 2 years          21
                            Research and Management Company
------------------------------------------------------------------------------------------------------------------------
  John H. Smet              Vice President, Capital Research     Government/AAA Series -- 6 years            15
                            and Management Company
------------------------------------------------------------------------------------------------------------------------
  Susan M. Tolson           Vice President -- Investment         High-Yield Bond Series -- less               8
                            Management Group, Capital Research   than 1 year
                            and Management Company
------------------------------------------------------------------------------------------------------------------------


   PORTFOLIO COUNSELORS        TOTAL
      FOR THE FUND             YEARS
-------------------------------------
  Victor M. Parachini           36

-------------------------------------
  John H. Smet                  16

-------------------------------------
  Susan M. Tolson               10

-------------------------------------




     BUSINESS MANAGER -- The Fund's business manager is SunAmerica Asset Management Corp. ("SAAMCo"), located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 (the "Business Manager"). The Business Manager is a corporation organized on August 26, 1982 under the laws of the State of Delaware. SAAMCo is an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., an investment grade financial services company which as of December 31, 1997, had over $52 billion in assets. During the fiscal year ended November 30, 1997, Anchor Investment Adviser, Inc., an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, served as business manager of the Fund through July 14, 1997, until succeeded by SAAMCo on July 15, 1997. Pursuant to the Business Management Agreements, the Business Manager manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee, accrued daily, based on the net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, and 0.20% of that portion of each Series' average daily net assets in excess of $30 million. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of the International Series at the annual rate of 0.24%. For the fiscal year ended November 30, 1997, the Series paid to the Business Manager (including its predecessor, Anchor Investment Adviser, Inc.) a fee equal to the following percentages of average daily net assets; Growth Series -- .20%, International Series -- .24%, Growth-Income Series -- .20%, Asset Allocation Series -- .21%, High-Yield Bond Series -- .21%, U.S. Government/AAA-Rated Series -- .21% and Cash Management Series -- .22%. The Fund pays certain expenses not assumed by the Business Manager, including, but not limited to: expenses of shareholder meetings, the expense of reports to existing shareholders, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, custodian fees, printing and preparation of registration statements, prospectuses and proxies, taxes, and compensation of Board of Trustees who are not interested persons of the Fund.



     CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Fund's securities and cash and the records of the shareholder's account. State Street also performs other related shareholder service functions.


                               PORTFOLIO TURNOVER

     Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. A Series portfolio turnover rate would equal 100% if each security in the Series' portfolio were replaced once per year.


     PORTFOLIO TRANSACTIONS -- Orders for the Fund's portfolio securities transactions are placed by Capital Research and Management Company which strives to obtain the best available prices, taking into account the costs and quality of executions. There is no agreement or commitment to place orders with any broker-dealer. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.



     Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold Contracts or have provided investment research, statistical and other related services for the benefit of the Fund and/or of other funds served by Capital Research and Management Company.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


     It is the Fund's policy to distribute to the shareholders (the variable separate account) all of its investment income and capital gains realized during each fiscal year. Each Series of the Fund is subject to asset diversification regulations prescribed by the U.S. Treasury Department under the Internal Revenue Code of 1986, as amended (the "Code"). In general, these regulations effectively provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Series may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. There are also alternative diversification tests which may be satisfied by the Series under the regulation. Each Series of the Fund intends to comply with the diversification regulations. If a Series fails to comply with these regulations, the contracts invested in that Series will not be treated as annuity, endowment or life insurance contracts under the Code.


     Each Series of the Fund intends to operate as a "regulated investment company" under the Code. In any fiscal year in which a Series so qualifies and distributes to shareholders its net investment income and realized capital gains, the Series itself is relieved of federal income tax.

     See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.


                                PRICE OF SHARES



     The Fund is open for business on any day the NYSE is open for regular trading. Shares of each Series of the Fund are sold at the net asset value per share calculated once daily at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time). Each Series calculates its net asset value per share by dividing the total value of its net assets by the number of shares outstanding. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Fund assets, see the Statement of Additional Information.


                           PURCHASES AND REDEMPTIONS

     Shares of the Fund currently are offered only to the Variable Separate Account. At present, Fund shares are used as the investment vehicle for annuity contracts only. The Company may issue variable life contracts that also will use the Fund as the underlying investment. The offering of Fund shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Fund, based upon information provided by the Company, would monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. All shares may be purchased or redeemed by the separate account without any sales or redemption charges at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate account without delay.

     Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

                           SHAREHOLDER VOTING RIGHTS


     All shares of the Fund have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10 percent of the outstanding shares of the Fund. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Fund will continue indefinitely.



     In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Fund as a whole.


                   INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL

     Price Waterhouse LLP has been selected as independent accountants for the Fund. The firms of Blazzard, Grodd & Hasenauer and Shereff, Friedman, Hoffman & Goodman, LLP provide legal services to the Fund.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries should be directed to Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-7862.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                               TOPIC                                                 PAGE
---------------------------------------------------------------------------------------------------  ----
The Fund...........................................................................................  B- 2
Investment Policies................................................................................  B- 2
Investment Restrictions............................................................................  B-10
Fund Officers and Trustees.........................................................................  B-15
Investment Advisory Agreement......................................................................  B-17
Business Management Agreement......................................................................  B-18
Dividends, Distributions and Federal Taxes.........................................................  B-19
Price of Shares....................................................................................  B-20
Execution of Portfolio Transactions................................................................  B-21
General Information................................................................................  B-24
Financial Statements...............................................................................  B-24

                                    APPENDIX

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     COMMERCIAL PAPER RATINGS -- Moody's Investors Service, Inc. employs the designations "Prime-1", "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Standard & Poor's Ratings Services' ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

     CORPORATE DEBT SECURITIES -- Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C".
Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Services rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

                       Statement of Additional Information




                               ANCHOR PATHWAY FUND






         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of the Fund, dated January 29, 1998. The Prospectus may be obtained by writing to the Fund at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299






                                January 29, 1998

                                TABLE OF CONTENTS


Topic                                                                       Page

The Fund...................................................................  B-2
Investment Policies........................................................  B-2
Investment Restrictions.................................................... B-10
Fund Officers and Trustees................................................. B-15
Investment Advisory Agreement.............................................. B-17
Business Management Agreement.............................................. B-18
Dividends, Distributions and Federal Taxes................................. B-19
Price of Shares............................................................ B-20
Execution of Portfolio Transactions........................................ B-21
General Information........................................................ B-24
Financial Statements....................................................... B-24




                                    THE FUND

         The Fund, organized as a Massachusetts business trust on March 23, 1987, is a diversified, open-end management investment company. It was established to provide an exclusive funding medium for the Account.

         The sole shareholder of the Fund is the Account. The Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation, which is, in turn, wholly-owned by SunAmerica Inc., a Maryland corporation.

                               INVESTMENT POLICIES

         The discussion below is intended to supplement the information contained in the Prospectus.

GENERAL

         ILLIQUID AND RESTRICTED SECURITIES. Each of the Series may invest no more than 15% (10% in the case of the Cash Management Series) of its net assets, determined as of the date of purchase, in illiquid securities or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Series will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid under procedures adopted by the Fund's Board of Trustees. The Investment Adviser, Capital Research and Management Company ("CRMC"), will monitor the liquidity of such restricted securities. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The Cash Management Series may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). In addition, each Series may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Investment Adviser believes that
Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. Each Series intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities.

CASH MANAGEMENT SERIES

         The Cash Management Series seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments in which the Series may invest include the following:

         COMMERCIAL BANK OBLIGATIONS - Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Series may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the U.S. Government.

         SAVINGS ASSOCIATION OBLIGATIONS - Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations with assets in excess of $1 billion based on the latest published reports. The Cash Management Series may also invest in obligations issued by savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the U.S. Government.

         COMMERCIAL PAPER - Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Series may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by S&P and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Series. (No more than 5% of the Cash Management Series' assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Series' assets or $1 million may be invested in such securities of any one issuer.) See the Appendix contained in the Fund's prospectus for a description of the ratings. The commercial paper in which the Cash Management Series may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Series to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Series unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Series attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P and the Cash Management Series may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Series may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

         CORPORATE BONDS AND NOTES - The Cash Management Series may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Series may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by S&P and Moody's. See the Appendix contained in the Fund's prospectus for a description of investment-grade ratings by S&P and Moody's.

         FLOATING RATE OBLIGATIONS - These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

ASSET ALLOCATION SERIES AND U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES

         GNMA CERTIFICATES, FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS - Each Series may purchase certificates issued by the Government National Mortgage Association ("GNMA") and the U.S. Government/AAA-Rated Securities Series ("Government/AAA Series") expects to invest substantially in these securities. These certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans that are issued by lenders such as mortgage bankers, commercial banks, savings and loan associations and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities), and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States Government. Principal is paid back monthly by the borrower over the term of the loan. Because both interest and principal payments (including prepayments) are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         MORTGAGE-RELATED SECURITIES - The Series may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMOs") and mortgage-backed bonds. CMOs (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended (the "Code")) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series. Each class of bonds in the series has a different maturity than the other classes of bonds in the series and may bear a different coupon rate. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayments of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal payments on the underlying collateral. In these series the classes having proportionately greater interests on principal repayments generally would be more affected by acceleration (or slowing) in the rate of prepayments.


         Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).


         U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES AND REVERSE REPURCHASE AGREEMENTS - Although the Government/AAA Series has no current intention of doing so during the next twelve months, the Government/AAA Series is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Government/AAA Series and its agreement to repurchase the security at a specified time and price. The Government/AAA Series segregates liquid assets which will be marked to market daily, in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940, as amended (the "1940 Act"), reverse repurchase agreements may be considered borrowings by the Government/AAA Series. The use of reverse repurchase agreements by the Government/AAA Series creates leverage that increases the Government/AAA Series' investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Government/AAA Series' earnings and net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings and net asset value would decline faster than otherwise would be the case.

U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES, ASSET ALLOCATION SERIES AND HIGH-YIELD BOND SERIES

         LOANS OF PORTFOLIO SECURITIES - Although the Government/AAA Series, Asset Allocation Series and High-Yield Bond Series have no current intention of doing so during the next twelve months, they are authorized to lend portfolio securities to broker-dealers or to other institutional investors whose financial condition is monitored by CRMC. The borrower must maintain collateral with the Fund's custodian consisting of cash, or equivalent collateral that is equal to at least 102% of the market value, determined daily, of the loaned securities. The Series may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The Series receives any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each Series will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

         PORTFOLIO TRADING OF FIXED-INCOME SECURITIES - The Series intends to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

         ROLL TRANSACTIONS - The Government/AAA Series, the Asset Allocation Series and the High-Yield Bond Series may engage in "roll" transactions. A "roll" transaction is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical securities at a future date. The Series intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. Since the Series do not intend to enter into "roll" transactions for financing purposes, they may treat these transactions as not falling within the definition of borrowing set forth in
Section 2(a)(23) of the 1940 Act. The Series will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Series' aggregate commitments under these transactions exceed its holding of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position, as set forth in Section 18 of the 1940 Act, (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Series' portfolio securities decline while the Series is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Series' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

GROWTH SERIES, ASSET ALLOCATION SERIES, INTERNATIONAL SERIES AND
HIGH-YIELD BOND SERIES

         CURRENCY TRANSACTIONS -The Growth Series, Asset Allocation Series, International Series and High-Yield Bond Series have the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Series will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


         Although it has no current intention to do so (at least during the next 12 months), the High-Yield Bond Series may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by the Series to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange rate. Although currency contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Series also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Fund has filed a notice of eligibility with the Commodity Futures Trading Commission (the "CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these Series will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) to 5% of a Series' net assets.


         Although it has no current intention to do so (at least during the next 12 months), the High-Yield Bond Series may attempt to accomplish objectives similar to those involved in its currency contracts by purchasing put or call options on currencies. A put option gives the Series, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Series, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Series might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Series would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a series anticipates purchasing securities.

         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Series will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         Certain provisions of the Code may affect the extent to which the Series may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the Series.


GROWTH SERIES, GROWTH-INCOME SERIES, INTERNATIONAL SERIES, ASSET ALLOCATION SERIES AND HIGH-YIELD BOND SERIES


         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS - The Growth Series, Growth-Income Series, International Series, Asset Allocation Series and the High-Yield Bond Series may invest in high-yield, high-risk bonds. These bonds present certain risks which are discussed below:

         SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Series may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Series' net asset value.

         PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Series' assets. If the Series experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Series' rate of return.

         LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         WARRANTS AND RIGHTS - Warrants are usually issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights generally expire in less than four weeks.

HIGH-YIELD BOND SERIES

         LOAN PARTICIPATIONS - Loan participations, which can also include loan assignments, typically involve loans made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes which may be secured or unsecured, and will vary in term and legal structure. Typically, price quotations with respect to loan participations are available from the originating bank (the bank that makes the underlying loan). The originating bank also serves as the market maker for the resale of loan participations. When purchasing such instruments, the Series may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. In addition, if the loan is foreclosed, the Series could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations generally are not rated by major rating agencies and may not be protected by the securities laws. Also loan participations may be liquid or illiquid. To the extent these instruments are illiquid, the Series may have difficulty determining their value or selling the instruments as generally there is no secondary market. The Series will purchase these instruments only to the extent that such a purchase would be consistent with its investment policies regarding debt securities and/or illiquid securities.


         In determining whether to purchase a particular loan participation, the Investment Adviser will take into account all relevant factors including the instrument's potential volatility, liquidity and risks (including whether the Series could be put in an undesirable position as lender and/or owner of the collateral).

                             INVESTMENT RESTRICTIONS

         The Fund has adopted certain investment restrictions for each Series that cannot be changed without approval by a majority of its outstanding shares. Such majority is defined as the vote of the lesser of (i) 67 percent or more of the outstanding shares of the Series present at a meeting, if the holders of more than 50 percent of the outstanding shares of the Series are present in person or by proxy or (ii) more than 50 percent of the outstanding shares of the Series.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT SERIES

         The Cash Management Series has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Series' investment objective, cannot be changed without approval by a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Series may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Series may, however, enter into repurchase agreements.

         5. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Series' total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Series will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. The Cash Management Series may not:

         8. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.

         9. Pledge or hypothecate its assets.

         10. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         11. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         Notwithstanding investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Series has adopted a more restrictive policy (that may be changed by the trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management series may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. The purchase by the Cash Management Series of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of investment restriction Number 10 above.



INVESTMENT RESTRICTIONS OF THE HIGH-YIELD BOND SERIES, THE ASSET ALLOCATION SERIES, THE GROWTH-INCOME SERIES, THE INTERNATIONAL SERIES AND THE GROWTH SERIES

         The High-Yield Bond Series, the Asset Allocation Series, the Growth-Income Series, the International Series and the Growth Series have each adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as each Series' investment objective, cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Series. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The High-Yield Bond Series, the Asset Allocation Series, the Growth-Income Series, the International Series and the Growth Series may not:


         1. Invest more than 5% of the value of the total assets of the Series in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets and, provided further, that the limitation shall not apply to obligations of the government of the United States or of any corporation organized as an instrumentality of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

         5. Purchase commodities or commodity contracts; except that the Asset Allocation Series, the High-Yield Bond Series and the International Series may engage in transactions involving currencies (including forward and futures contracts or put and call options).

         6. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

         7. Borrow money, except to the extent permitted by applicable law.

         8. Purchase securities on margin.

         The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. The High-Yield Bond Series, the Asset Allocation Series, the Growth-Income Series, the International Series and the Growth Series may not:

         9. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.

         10. Pledge or hypothecate its assets.

         11. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         12. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         13. Invest in companies for the purpose of exercising control or management.

         14. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

         15. Sell securities short, except to the extent permitted by applicable law.



INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES

         The Government/AAA Series has adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as the Government/AAA Series' investment objective, cannot be changed without approval of a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Government/AAA Series may not:

         1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the Government/AAA Series' total assets would be invested in securities of the issuer.

         2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

         3. Invest in companies for the purpose of exercising control or management.

         4. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the Government/AAA Series may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

         5. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause the Series to be considered an underwriter as that term is defined under the Securities Act of 1933.

         6. Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; and (c) the lending of its portfolio securities.

         7. Sell securities short, except to the extent that the Government/AAA Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         8. Purchase securities on margin, except that the Series may obtain necessary short-term credits for the clearance of purchases and sales of securities.

         9. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the Government/AAA Series' total assets, except that the Series may enter into reverse repurchase agreements.

         10. Write, purchase or sell puts, calls or combinations thereof.

         The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. The Government/AAA Series may not:

         11. Enter into any repurchase agreement maturing in more than seven days or invest or invest in any other illiquid security if, as a result, more than 15% of the Series' total assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this limitation on illiquid securities.

         12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

         13. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

                           FUND OFFICERS AND TRUSTEES

         The trustees and executive officers of the Fund and their principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.


Name, Age and Position(s)                                                       Principal Occupation(s)
Held With the Fund                                                              During the Past Five Years
------------------                                                              --------------------------

Richards D. Barger* (69),                                                       Senior Partner, Law Firm of Barger & Wolen.
Trustee

Norman J. Metcalfe* (55),                                                       Vice Chairman and Chief Financial Officer, The
Trustee                                                                         Irvine Company (March 1993 to December
                                                                                1996); Executive Vice President (1986 to 1992)
                                                                                and Director (1984 to 1993), SunAmerica Inc.


Allan L. Sher (66),                                                             Director, Board of Governors, American Stock
Trustee                                                                         Exchange (1991 to present).


William M. Wardlaw (51),                                                        Partner, Freeman Spogli & Co., Incorporated
Trustee                                                                        (privately owned merchant banking firm) (1988-
                                                                                present).


James K. Hunt* (46),                                                            Executive Vice President, SunAmerica
Chairman of the Board                                                           Investments, Inc. (1993 to present); President,
and President                                                                   SunAmerica Corporate Finance (since January
                                                                                1994).


Scott L. Robinson (51)                                                          Senior Vice President and Controller,
Senior Vice President, Treasurer and                                            SunAmerica Inc. (since 1991); Senior Vice
Controller                                                                      President of Anchor National Life Insurance
                                                                                Company ("Anchor National") (since 1988);
                                                                                joined SunAmerica Inc. in 1978.

Name, Age and Position(s)                                                       Principal Occupation(s)
Held With the Fund                                                              During the Past Five Years
------------------                                                              --------------------------
Susan L. Harris (40)                                                            Senior Vice President (since November 1995),
Vice President, Counsel and Secretary                                           Secretary (since 1989) and General Counsel-
                                                                                Corporate Affairs (since December 1994),
                                                                                SunAmerica Inc.; Senior Vice President and
                                                                                Secretary, Anchor National (since 1990) and
                                                                                Director (since 1991); joined SunAmerica Inc.
                                                                                in 1985.


Peter C. Sutton (33)                                                            Senior Vice President, SAAMCo (since April
Vice President                                                                  1997); Vice President (September 1994-March
The SunAmerica Center                                                           1997); Treasurer, SunAmerica Mutual Funds
733 Third Avenue                                                                (since February 1996); Vice President,
New York, NY 10017-3204                                                         SunAmerica Series Trust (since October 1994);
                                                                                Controller, SunAmerica Mutual Funds (March
                                                                                1993 to February 1996).


Robert M. Zakem, 40                                                             Senior Vice President and General Counsel,
Vice President and Assistant Secretary                                          SAAMCo (since April 1993); Executive Vice
The SunAmerica Center                                                           President, General Counsel and Director,
733 Third Avenue                                                                SunAmerica Capital Services, Inc. ("SACS")
New York, NJ 10017-3204                                                         (since February 1993); Vice President, General
                                                                                Counsel and Assistant Secretary, SunAmerica
                                                                                Fund Services, Inc. ("SAFS") (since January
                                                                                1994), Vice President, SunAmerica Series Trust
                                                                                and Seasons Series Trust; Assistant Secretary,
                                                                                SunAmerica Series Trust (since September
                                                                                1993); Assistant Secretary, Seasons Series Trust
                                                                                (since April 1997); Secretary, SunAmerica
                                                                                Mutual Funds and Anchor Series Trust; formerly
                                                                                Vice President and Associate General Counsel,
                                                                                SAAMCo (March 1992 to April 1993).




-------------------

*A Trustee who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

         The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of the Company or its affiliates. For the fiscal year ended November 30, 1997, the Fund paid Trustees' fees and expenses which totaled $47,500.


         The following table sets forth information summarizing the compensation of each Trustee of the Fund for his services as Trustee for the fiscal year ended November 30, 1997. Trustees who are affiliated with the Company do not receive any compensation.

                               COMPENSATION TABLE

----------------------------------------------------------------------------------------------------------------------
                                                                    Pension or                   Total Compensation
                                                                    Retirement                   from Registrant and
                                         Aggregate                  Benefits Accrued             Fund Complex Paid to
                                         Compensation               as Part of Fund              Trustees*
                                         from Registrant            Expenses*
Trustee
----------------------------------------------------------------------------------------------------------------------
Richards D. Barger                         $13,000                       N/A                          $23,000
----------------------------------------------------------------------------------------------------------------------
Frank L. Ellsworth                         $ 3,250                       N/A                          $ 5,500
----------------------------------------------------------------------------------------------------------------------
Norman J. Metcalfe                         $13,000                       N/A                          $23,000
----------------------------------------------------------------------------------------------------------------------
Alan L. Sher                               $ 9,750                       N/A                          $17,500
----------------------------------------------------------------------------------------------------------------------
William M. Wardlaw                         $ 8,500                       N/A                          $15,250
----------------------------------------------------------------------------------------------------------------------


* Information is as of November 30, 1997 for the three Funds in the complex (the Fund, SunAmerica Series Trust and Seasons Series Trust) which pay fees to these Trustees.

                          INVESTMENT ADVISORY AGREEMENT

         The Fund is advised by CRMC of Los Angeles, California. The Amended and Restated Investment Advisory Agreement between the Fund and the Investment Adviser, dated March 14, 1990, provides that the Investment Adviser shall determine what securities are purchased or sold by the Fund.



         The Investment Advisory Agreement continues in effect with respect to each Series from year to year provided that such continuance is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.


         As compensation for its services, the Investment Adviser receives from the Fund a fee, accrued daily and payable monthly, based on the net assets of each Series. For all the Series except the International Series, the fee is equal to 0.36% (on an annualized basis) of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.30% of that portion of the Series' average daily net assets in excess of $30 million. The Investment Adviser receives a fee, accrued daily and payable monthly, based on the net assets of the International Series, at the annual rate of 0.66% of that portion of the Series' average daily net assets not exceeding $60 million, plus 0.58% of that portion of the Series' average daily net assets in excess of $60 million.

         The following table sets forth the total advisory fees received by the Adviser from each Series pursuant to the Investment Advisory Agreement for the fiscal years ended November 30, 1997, 1996 and 1995.


                                  ADVISORY FEES

--------------------------------------------------------------------------------------------------------------------------------
                       FUND                                    1997                      1996                    1995
--------------------------------------------------------------------------------------------------------------------------------
Growth Series                                               $2,411,000                $2,478,000              $2,484,000
--------------------------------------------------------------------------------------------------------------------------------
International Series                                        $1,504,000                $1,412,000              $1,419,000
--------------------------------------------------------------------------------------------------------------------------------
Growth-Income Series                                        $2,809,000                $2,672,000              $2,478,000
--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Series                                     $  481,000                $  472,000              $  461,000
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond Series                                      $  394,000                $  421,000              $  447,000
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated                                   $  292,000
Securities Series                                                                     $  380,000              $  449,000
--------------------------------------------------------------------------------------------------------------------------------
Cash Management Series                                      $  264,000                $  318,000              $  442,000
--------------------------------------------------------------------------------------------------------------------------------


                          BUSINESS MANAGEMENT AGREEMENT

         The Business Manager, an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., provides administrative services to the Fund. The Business Management Agreement between the Fund and the Business Manager, dated July 15, 1997, provides that the Business Manager will manage the business affairs of the Fund and perform the administrative functions required of a registered investment company at all times in accordance with the organizational documents and current prospectus of the Fund.

         As compensation for its services, the Business Manager receives a fee, accrued daily and payable monthly, based on the net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.20% on that portion of the Series' average daily net assets in excess of $30 million. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of the International Series at the annual rate of 0.24%.

         The following table sets forth the total administrative fees paid by the Fund to the Business Manager and its predecessor, Anchor Investment Adviser, Inc., pursuant to the Business Management Agreement for the fiscal years ended November 30, 1997, 1996 and 1995.

                            BUSINESS MANAGEMENT FEES

--------------------------------------------------------------------------------------------------------------------------------
                       FUND                                    1997                      1996                    1995
--------------------------------------------------------------------------------------------------------------------------------
Growth Series                                               $1,607,000                $1,653,000              $1,656,000
--------------------------------------------------------------------------------------------------------------------------------
International Series                                        $  602,000                $  564,000              $  567,000
--------------------------------------------------------------------------------------------------------------------------------
Growth-Income Series                                        $1,873,000                $1,781,000              $1,652,000
--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Series                                     $  320,000                $  314,000              $  307,000
--------------------------------------------------------------------------------------------------------------------------------
High-Yield Bond Series                                      $  263,000                $  281,000              $  298,000
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government/AAA-Rated                                   $ 195,000
Securities Series                                                                     $  253,000              $  300,000
--------------------------------------------------------------------------------------------------------------------------------
Cash Management Series                                      $  176,000                $  212,000              $  295,000
--------------------------------------------------------------------------------------------------------------------------------



         The Business Management Agreement provides that it will continue in effect until September 21, 1999, unless terminated, and may be renewed from year to year thereafter as to each Series provided that such continuance is specifically approved at least annually by (i) the Board of Trustees of the Fund, or a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Management Agreement or interested persons (as defined in said Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Business Management Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for its automatic termination upon assignment.

         The Fund pays certain expenses not assumed by the Business Manager including, but not limited to, expenses of shareholder meetings; reports to shareholders and the printing of proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expenses of issuance, transfer and redemption of shares; custodian fees; printing and preparation of registration statements; taxes; and the compensation of trustees who are not interested persons of the Fund.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         FEDERAL TAXES - Each Series is qualified and intends to remain qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Series must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Series' assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the

Series' net assets and to not more than 10% of the voting securities of any one issuer (other than government securities) and (ii) not more than 25% of the value of its assets are invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies; and (c) distribute at least 90% of its investment company taxable income (including short-term capital gains).

         Income received by a Series from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Series will be subject, since the amount of that Series' assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

                                 PRICE OF SHARES

         Shares of the Fund are currently offered only to the Variable Separate Account. The Fund is open for business on any day the NYSE is open for regular trading. The price paid for shares is the net asset value per share calculated once daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Series calculates the net asset value of its shares separately by dividing the total value of its net assets by its shares outstanding.


         Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Investment Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a Series uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Investment Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Series' total assets.


         A Series' liabilities, including proper accruals of expense items, are deducted from total assets.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Orders for the Fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the Fund or other Funds served by the Investment Adviser or Business Manager. The Fund does not consider that it has an obligation to obtain the lower available commission rate to the exclusion of price, service and qualitative considerations.

         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser.

         The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Investment Adviser places the Fund's portfolio transactions, the Investment Adviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Investment Adviser in serving other clients as well as the Fund and research services obtained by the Investment Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Fund.

         There are occasions on which portfolio transactions for the Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other Funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.


         Purchases and sales of money market and other fixed income instruments usually are principal transactions. Normally, no brokerage commissions are paid by the Fund for such purchases. Money market instruments are generally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). Where transactions are made in the over-the-counter market, the Series deals with the primary market makers unless more favorable prices are obtainable.

                  The policy of the Fund with respect to brokerage practices is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

                  The following tables set forth the brokerage commissions paid by the Series and the amounts of the brokerage commissions which were paid to affiliated broker-dealers by the Series for the fiscal years ended November 30, 1997, 1996 and 1995.

                           1997 BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------------------
                                 AGGREGATE       AMOUNT PAID TO       PERCENTAGE PAID TO
                                 BROKERAGE     AFFILIATED BROKER-     AFFILIATED BROKER-
      SERIES                    COMMISSIONS         DEALERS                DEALERS
--------------------------------------------------------------------------------------------
Growth Series                    $447,407           $ 1,175                 0.26%
--------------------------------------------------------------------------------------------

International Series             $593,093              --                     --
--------------------------------------------------------------------------------------------

Growth-Income Series             $645,724           $10,961                 1.70%
--------------------------------------------------------------------------------------------

Asset Allocation Series          $ 78,768           $ 1,250                 1.59%
--------------------------------------------------------------------------------------------

High-Yield Bond Series              --                 --                     --
--------------------------------------------------------------------------------------------

U.S. Government/AAA-Rated
--------------------------------------------------------------------------------------------

Securities Series                   --                 --                     --
--------------------------------------------------------------------------------------------

Cash Management Series              --                 --                     --
--------------------------------------------------------------------------------------------

                           1996 BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------------------
                               AGGREGATE       AMOUNT PAID TO      PERCENTAGE PAID TO
                               BROKERAGE     AFFILIATED BROKER-    AFFILIATED BROKER-
       SERIES                 COMMISSIONS         DEALERS               DEALERS
--------------------------------------------------------------------------------------------
Growth Series                  $545,267           $4,076                 0.75%
--------------------------------------------------------------------------------------------

International Series           $501,956             --                     --
--------------------------------------------------------------------------------------------

Growth-Income Series           $574,225           $4,220                 0.74%
--------------------------------------------------------------------------------------------

Asset Allocation Series        $ 79,496           $  120                 0.15%
--------------------------------------------------------------------------------------------

High-Yield Bond Series            --                --                     --
U.S. Government/AAA-Rated
--------------------------------------------------------------------------------------------

Securities Series                 --                --                     --
--------------------------------------------------------------------------------------------

Cash Management Series            --                --                     --
--------------------------------------------------------------------------------------------



                           1995 BROKERAGE COMMISSIONS

--------------------------------------------------------------------------------------------
                              AGGREGATE      AMOUNT PAID TO      PERCENTAGE PAID TO
                              BROKERAGE    AFFILIATED BROKER-    AFFILIATED BROKER-
             SERIES          COMMISSIONS        DEALERS               DEALERS
--------------------------------------------------------------------------------------------
Growth Series                  $531,082          $ 900                 0.17%
--------------------------------------------------------------------------------------------

International Series           $184,500            --                    --
--------------------------------------------------------------------------------------------

Growth-Income Series           $563,815          $2,262                0.40%
--------------------------------------------------------------------------------------------

Asset Allocation Series        $168,685          $2,460                1.46%
--------------------------------------------------------------------------------------------

High-Yield Bond Series         $      0            --                    --
U.S. Government/AAA-Rated
--------------------------------------------------------------------------------------------

Securities Series              $      0            --                    --
--------------------------------------------------------------------------------------------

Cash Management Series         $      0            --                    --
--------------------------------------------------------------------------------------------

                               GENERAL INFORMATION

                  CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian. In this capacity, State Street maintains the portfolio securities held by the Fund, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Fund.


                  INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Fund's independent accountants. Price Waterhouse LLP performs an annual audit of the Fund's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the Securities and Exchange Commission. The firms of Blazzard, Grodd & Hasenauer, 943 Coast Road East, Westport, CT 06881 and Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, NY 10022, provide legal services to the Fund.

                  REPORTS TO SHAREHOLDERS - Contract owners are provided at least semiannually with reports showing the investment portfolio, financial statements and other information.

                  SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Fund and also provides for the Fund to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

                  Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund provides indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

                  REGISTRATION STATEMENT - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Fund has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.


                              FINANCIAL STATEMENTS

                  Set forth following this Statement of Additional Information are the audited financial statements of the Fund with respect to the Registrant's fiscal year ended November 30, 1997.

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 91.0%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 26.3%
                    Aerospace & Military Technology -- 0.3%
                    Gulfstream Aerospace Corp.+..........................................        70,000         $    2,056

                    Data Processing & Reproduction -- 10.1%
                    3Com Corp.+..........................................................       120,000              4,350
                    Adobe Systems, Inc...................................................       155,000              6,510
                    Ascend Communications, Inc.+.........................................        54,500              1,359
                    Compaq Computer Corp.................................................       131,250              8,195
                    Computer Associates International, Inc...............................        30,000              1,562
                    Data General Corp.+..................................................       200,000              3,587
                    Digital Equipment Corp.+.............................................        75,000              3,694
                    Mentor Graphics Corp.+...............................................       120,000              1,140
                    Netscape Communications Corp.+.......................................       218,750              6,234
                    Oracle Systems Corp.+................................................       590,000             19,654
                    PeopleSoft, Inc.+....................................................        40,000              2,617
                    Siebel Systems, Inc.+................................................           517                 22
                    Silicon Graphics, Inc.+..............................................       739,500              9,706
                    Solectron Corp.+.....................................................       260,000              9,474
                    Sybase, Inc.+........................................................       214,400              3,002

                    Electrical & Electronics -- 1.2%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR..................       158,000              6,389
                    Nextlevel Systems, Inc...............................................        69,300                918
                    Nokia Corp., Class A ADR.............................................        30,000              2,494

                    Electronic Components -- 14.3%
                    Adaptec, Inc.+.......................................................       220,000             10,890
                    Advanced Micro Devices, Inc.+........................................        75,000              1,636
                    Analog Devices, Inc.+................................................       486,666             15,269
                    Bay Networks, Inc.+..................................................        30,000                902
                    Intel Corp...........................................................       281,200             21,828
                    LSI Logic Corp.+.....................................................       320,000              7,440
                    Microchip Technology, Inc.+..........................................        65,000              2,275
                    Newbridge Networks Corp.+............................................       100,000              4,213
                    Park Electrochemical Corp............................................       187,200              4,914
                    Rogers Corp.+........................................................       109,200              4,457
                    SCI Systems, Inc.+...................................................       200,000              9,162
                    Texas Instruments, Inc...............................................       627,200             30,890
                    Xilinx, Inc.+........................................................        20,000                691

                    Energy Equipment -- 0.4%
                    Schlumberger Ltd.....................................................        40,000              3,293
                                                                                                                 ---------
                                                                                                                   210,823
                                                                                                                 ---------
                    CONSUMER GOODS -- 6.0%
                    Beverages & Tobacco -- 1.2%
                    PepsiCo, Inc.........................................................        80,000              2,950
                    Philip Morris Cos., Inc..............................................       160,000              6,960

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Health & Personal Care -- 3.2%
                    Alpha Beta Technology, Inc.+.........................................        70,000         $      206
                    Avon Products, Inc...................................................        15,000                867
                    BioChem Pharma, Inc.+................................................        60,000              1,530
                    Dura Pharmaceuticals, Inc.+..........................................        60,000              2,632
                    Forest Labs, Inc.+...................................................        60,000              2,685
                    Gillette Co..........................................................        20,000              1,846
                    Medtronic, Inc.......................................................        15,600                745
                    Omnicare, Inc........................................................       230,000              6,641
                    Pharmacia & Upjohn, Inc..............................................        58,000              1,958
                    Shared Medical Systems Corp..........................................        58,000              3,712
                    Universal Health Services, Inc.+.....................................        60,000              2,621

                    Recreation & Other Consumer Products -- 1.3%
                    Electronic Arts, Inc.+...............................................       100,000              3,350
                    Mattel, Inc..........................................................       180,000              7,211

                    Textiles & Apparel -- 0.3%
                    Nike, Inc., Class B..................................................        35,000              1,704
                    Nine West Group, Inc.+...............................................        30,000                816
                                                                                                                 ---------
                                                                                                                    48,434
                                                                                                                 ---------
                    ENERGY -- 2.5%
                    Energy Sources -- 2.3%
                    Murphy Oil Corp......................................................        80,000              4,400
                    Oryx Energy Co.+.....................................................       200,000              5,400
                    Pogo Producing Co....................................................        36,500              1,145
                    Talisman Energy, Inc.+...............................................        40,000              1,168
                    Union Texas Petroleum Holdings, Inc..................................       275,000              5,999

                    Utilities: Electric, Gas & Water -- 0.2%
                    KN Energy, Inc.......................................................        40,000              1,870
                                                                                                                 ---------
                                                                                                                    19,982
                                                                                                                 ---------
                    FINANCE -- 4.9%
                    Banking -- 1.5%
                    Charter One Financial, Inc...........................................        77,175              4,572
                    Norwest Corp.........................................................       100,000              3,744
                    Washington Mutual, Inc...............................................        54,000              3,733

                    Financial Services -- 1.4%
                    Capital One Financial Corp...........................................        50,000              2,265
                    Federal Home Loan Mortgage Corp......................................        20,000                825
                    Federal National Mortgage Association................................       150,000              7,922

                    Insurance -- 2.0%
                    Aetna, Inc...........................................................        30,000              2,261
                    Everest Reinsurance Holdings, Inc....................................        40,000              1,518
                    EXEL Ltd.............................................................       130,000              7,995
                    Transatlantic Holdings, Inc..........................................        60,000              4,286
                                                                                                                 ---------
                                                                                                                    39,121
                                                                                                                 ---------
                    MATERIALS -- 1.1%
                    Chemicals -- 1.1%
                    Air Products & Chemicals, Inc........................................        25,000              1,917
                    Valspar Corp.........................................................       218,200              6,628
                                                                                                                 ---------
                                                                                                                     8,545
                                                                                                                 ---------

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 45.2%
                    Broadcasting & Publishing -- 19.3%
                    Adelphia Communications Corp.+.......................................       205,000         $    2,973
                    BHC Communications, Inc., Class A+...................................        55,821              7,006
                    Cablevision Systems Corp., Class A+..................................        70,000              5,736
                    Comcast Corp., Class A...............................................       360,000             10,080
                    Cox Communications, Inc., Class A+...................................       270,000              9,163
                    HSN, Inc.+...........................................................       178,250              7,954
                    News Corp., Ltd. ADR.................................................       680,000             14,747
                    Tele-Communications Liberty Media Group, Inc., Series A+.............       504,025             17,011
                    Tele-Communications, Inc., Series A+.................................       569,982             13,056
                    Time Warner, Inc.....................................................       843,750             49,148
                    Viacom, Inc., Class B+...............................................       515,000             18,025

                    Business & Public Services -- 11.0%
                    America Online, Inc.+................................................       566,500             42,771
                    Avery Dennison Corp..................................................        80,000              3,350
                    Columbia/HCA Healthcare Corp.........................................       168,125              4,960
                    CUC International, Inc.+.............................................       165,000              4,744
                    Ecolab, Inc..........................................................        50,000              2,550
                    Electronic Data Systems Corp.........................................       105,000              3,990
                    Federal Express Corp.+...............................................       250,000             16,766
                    Manpower, Inc........................................................        41,400              1,392
                    Pacificare Health Systems, Inc+......................................         2,877                148
                    Quorum Health Group, Inc.+...........................................         1,500                 36
                    USA Waste Services, Inc.+............................................       120,000              3,967
                    Waste Management, Inc................................................       141,912              3,494

                    Leisure & Tourism -- 8.4%
                    Carnival Corp., Class A..............................................        50,000              2,703
                    Disney (Walt) Co.....................................................       320,000             30,380
                    Harrah's Entertainment, Inc.+........................................       160,000              3,210
                    HFS, Inc.+...........................................................       155,000             10,637
                    Host Marriott Corp.+.................................................       500,000             10,406
                    King World Productions, Inc.+........................................        75,000              4,078
                    Marriott International, Inc..........................................        50,000              3,622
                    Mirage Resorts, Inc.+................................................       100,000              2,375

                    Merchandising -- 2.2%
                    Barnes & Noble, Inc.+................................................       110,000              3,403
                    Consolidated Stores Corp.+...........................................       175,000              8,509
                    Limited, Inc.........................................................        96,500              2,322
                    Spiegel, Inc., Class A+..............................................       366,600              1,971
                    Woolworth Corp.+.....................................................        77,800              1,683

                    Telecommunications -- 1.2%
                    AirTouch Communications, Inc.+.......................................        50,000              1,963
                    Tele-Communications TCI Ventures Group, Series A+....................       325,000              7,353

                    Transportation: Airlines -- 3.1%
                    AMR Corp.+...........................................................        70,000              8,483
                    Delta Air Lines, Inc.................................................        10,000              1,114
                    Southwest Airlines Co................................................       607,500             14,846
                                                                                                                 ---------
                                                                                                                   362,125
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 5.0%...........................................                           40,187
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $437,869)...................................                          729,217
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                                           PREFERRED STOCK -- 0.9%                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.9%
                    Broadcasting & Publishing -- 0.9%
                    News Corp., Ltd. ADR (cost $2,313)...................................       340,000         $    6,715
                                                                                                                 ---------
                                               RIGHTS -- 0.3%
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 0.3%
                    Data Processing & Reproduction -- 0.3%
                    Structural Dynamics Research Corp. (cost $2,154).....................           150              2,503
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $442,336)..........................                          738,435
                                                                                                                 ---------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                        SHORT-TERM SECURITIES -- 7.4%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.4%
                    Abbott Laboratories, Inc. 5.56% due 12/22/97.........................      $  6,900              6,878
                    AI Credit Corp. 5.47% due 12/5/97....................................         7,400              7,396
                    Bell Atlantic Financial Services 5.52% due 12/16/97..................        15,000             14,965
                    Emerson Electric Co. 5.50% due 12/19/97..............................         8,200              8,177
                    General Mills, Inc. 5.62% due 1/9/98.................................         4,000              3,976
                    Hershey Foods Corp. 5.51% due 12/22/97...............................         6,200              6,180
                    IBM Credit Corp. 5.51% due 12/12/97..................................         3,400              3,394
                    Wal-Mart Stores, Inc. 5.49% due 12/1/97..............................         8,400              8,400
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $59,366)...........................                           59,366
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $501,702)                                 99.6%                                        797,801
                    Other assets less liabilities --                   0.4                                           3,429
                                                                     ------                                      ---------
                    NET ASSETS --                                     100.0%                                     $ 801,230
                                                                     ======                                      =========

              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                      COMMON & PREFERRED STOCK -- 82.7%                         SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    ARGENTINA -- 1.1%
                    Telefonica de Argentina SA ADR (Services)............................          75,400       $    2,493
                                                                                                                 ---------
                    AUSTRALIA -- 4.3%
                    Australia & New Zealand Bank Group (Finance).........................         550,000            3,771
                    Brambles Industries Ltd. (Services)..................................         100,000            1,912
                    Coca-Cola Amatil Ltd. (Consumer Goods)...............................         262,517            1,954
                    Westpac Banking Corp., Ltd. (Finance)................................         300,000            1,883
                                                                                                                 ---------
                                                                                                                     9,520
                                                                                                                 ---------
                    BRAZIL -- 3.4%
                    Centrais Eletricas Brasileiras S/A-Eletrobras ADR (Energy)...........         183,000            4,495
                    Companhia Energetica de Sao Paulo ADR (Energy).......................          85,000            1,678
                    Companhia Paranaense de Energia-Copel (Energy).......................     118,055,000            1,458
                                                                                                                 ---------
                                                                                                                     7,631
                                                                                                                 ---------
                    CANADA -- 5.5%
                    Bank of Nova Scotia (Finance)........................................         103,400            4,486
                    Imasco Ltd. (Multi-industry).........................................          82,000            2,928
                    Northern Telecom Ltd. (Capital Equipment)............................          47,000            4,221
                    Teck Corp., Class B (Materials)......................................          40,000              581
                                                                                                                 ---------
                                                                                                                    12,216
                                                                                                                 ---------
                    FINLAND -- 0.7%
                    Nokia (AB) OY Corp., Series K (Capital Equipment)....................          20,000            1,606
                                                                                                                 ---------
                    FRANCE -- 3.6%
                    France Telecom SA+ (Services)........................................          80,000            2,938
                    Moet-Hennessy Louis Vuitton (Consumer Goods).........................           8,500            1,466
                    Total SA, Class B (Energy)...........................................          33,876            3,558
                                                                                                                 ---------
                                                                                                                     7,962
                                                                                                                 ---------
                    GERMANY -- 4.0%
                    Bayerische Motoren Werke AG (Consumer Goods).........................           6,072            4,534
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)............           2,604            1,366
                    Mannesmann AG (Services).............................................           6,300            2,933
                                                                                                                 ---------
                                                                                                                     8,833
                                                                                                                 ---------
                    HONG KONG -- 6.8%
                    Hong Kong Electric Holdings+ (Energy)................................       1,032,000            3,491
                    Hong Kong Telecommunications Ltd. (Services).........................       1,370,000            2,605
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       1,350,000            8,994
                                                                                                                 ---------
                                                                                                                    15,090
                                                                                                                 ---------
                    INDONESIA -- 0.7%
                    PT Indosat ADR (Services)............................................          49,100            1,099
                    PT Indosat (Services)................................................         199,000              451
                                                                                                                 ---------
                                                                                                                     1,550
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                                    COMMON & PREFERRED STOCK (continued)                        SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ITALY -- 3.6%
                    Seat SpA-RNC+ (Services).............................................         240,000       $       62
                    Seat SpA+ (Services).................................................         120,000               48
                    Telecom Italia Mobile SpA (Services).................................       1,673,050            6,774
                    Telecom Italia Mobile SpA-RNC (Services).............................          64,800              142
                    Telecom Italia SpA (Services)........................................         240,000              946
                                                                                                                 ---------
                                                                                                                     7,972
                                                                                                                 ---------
                    JAPAN -- 13.0%
                    Amway Japan Ltd. ADR (Services)......................................          36,000              315
                    Fuji Bank Ltd. (Finance).............................................         320,000            1,718
                    Mazda Motor Corp.+ (Consumer Goods)..................................         645,000            1,804
                    Minebea Co., Ltd. (Capital Equipment)................................         300,000            3,338
                    Mitsubishi Corp. (Services)..........................................          65,000              507
                    Sankyo Co., Ltd. (Consumer Goods)....................................         260,000            8,291
                    Shohkoh Fund & Co. (Finance).........................................          34,100            9,699
                    Suzuki Motor Corp. (Consumer Goods)..................................         179,000            1,950
                    Tokyo Electron Ltd. (Capital Equipment)..............................          40,000            1,533
                                                                                                                 ---------
                                                                                                                    29,155
                                                                                                                 ---------
                    KOREA -- 0.4%
                    Korea Electric Power Corp. (Energy)..................................          39,000              440
                    Korea Electric Power Corp. ADR (Energy)..............................          26,000              236
                    Korea Mobile Telecommunications Corp. (Services).....................             360              117
                    Samsung Electronics (Consumer Goods).................................           1,097               39
                                                                                                                 ---------
                                                                                                                       832
                                                                                                                 ---------
                    LUXEMBOURG -- 0.9%
                    Safra Republic Holdings, Inc. (Finance)..............................          20,000            2,020
                                                                                                                 ---------
                    MEXICO -- 3.2%
                    Cifra SA de CV, Series A (Services)..................................          23,911               47
                    Cifra SA de CV, Series C+ (Services).................................         195,500              378
                    Grupo Financiero Banamex-Accival SA de CV, Series B+ (Finance).......         324,000              714
                    Grupo Financiero Banamex-Accival SA de CV, Series L+ (Finance).......          26,406               52
                    Grupo Televisa SA de CV ADR+ (Services)..............................          35,000            1,295
                    Telefonos de Mexico SA ADR (Services)................................          95,200            4,712
                                                                                                                 ---------
                                                                                                                     7,198
                                                                                                                 ---------
                    NETHERLANDS -- 1.4%
                    Vereenigde Ned Uitgevers (Services)..................................         130,000            3,114
                                                                                                                 ---------
                    PHILIPPINES -- 0.9%
                    Philippine Long Distance Telephone Co. (Services)....................          40,000              961
                    Philippine Long Distance Telephone Co. ADR (Services)................          40,000              990
                                                                                                                 ---------
                                                                                                                     1,951
                                                                                                                 ---------
                    SPAIN -- 6.1%
                    Telefonica de Espana SA (Services)...................................         400,000           11,535
                    Telefonica de Espana SA ADR (Services)...............................          24,000            2,076
                                                                                                                 ---------
                                                                                                                    13,611
                                                                                                                 ---------
                    SWEDEN -- 3.3%
                    Astra AB, Class A (Consumer Goods)...................................         150,000            2,603
                    Ericsson LM Telecommunications Co., Class B (Capital Equipment)......          95,200            3,884
                    Ericsson LM Telecommunications Co., Class B CV ADR (Capital
                      Equipment).........................................................           3,500               20
                    Kinnevik, Series A (Multi-industry)..................................          23,900              433
                    Kinnevik, Series B (Multi-industry)..................................          15,000              286

---------------------

                                                                                                                  VALUE
                                    COMMON & PREFERRED STOCK (continued)                        SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SWEDEN (continued)
                    Modern Times Group MTG AB, Class A+ (Services).......................          23,900       $      149
                    Modern Times Group MTG AB, Class B ADR+ (Services)...................           3,000               96
                                                                                                                 ---------
                                                                                                                     7,471
                                                                                                                 ---------
                    SWITZERLAND -- 6.1%
                    Nestle SA (Consumer Goods)...........................................           1,250            1,840
                    Novartis AG (Consumer Goods).........................................           7,454           11,909
                                                                                                                 ---------
                                                                                                                    13,749
                                                                                                                 ---------
                    UNITED KINGDOM -- 12.8%
                    Bank of Scotland (Finance)...........................................         930,500            7,905
                    British Aerospace PLC (Capital Equipment)............................         140,000            3,821
                    Kingfisher PLC (Services)............................................         225,000            3,101
                    Lloyds TSB Group PLC (Finance).......................................         550,000            6,270
                    Reckitt & Colman PLC (Consumer Goods)................................         180,000            2,624
                    Rentokil Initial PLC (Services)......................................         900,000            3,792
                    Scottish Power PLC (Energy)..........................................         132,240            1,072
                                                                                                                 ---------
                                                                                                                    28,585
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.9%...........................................                            1,997
                                                                                                                 ---------
                    TOTAL COMMON & PREFERRED STOCK (cost $153,331).......................                          184,556
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                       SHORT-TERM SECURITIES -- 17.3%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 15.1%
                    Bayer Corp. 5.57% due 1/20/98........................................    $      5,000            4,961
                    Caisse D Amortissement 5.60% due 2/13/98.............................           6,000            5,930
                    Deutsche Bank Financial, Inc. 5.49% due 1/06/98......................           4,000            3,978
                    France Telecom 5.55% due 12/04/97....................................           5,000            4,998
                    General Electric Capital Corp. 5.80% due 12/01/97....................           1,300            1,300
                    Heinz (H.J.) Co. 5.55% due 1/08/98...................................           5,000            4,971
                    Rank Xerox Capital Europe PLC 5.55% due 1/14/98......................           6,000            5,959
                    Telstra Corp. Ltd. 5.55% due 1/21/98.................................           1,600            1,588
                                                                                                                 ---------
                                                                                                                    33,685
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 2.2%
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/11/97.........           5,000            4,992
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $38,677)...........................                           38,677
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $192,008)                                  100.0%                                      223,233
                    Other assets less liabilities --                     0.0                                           104
                                                                       -----                                     ---------
                    NET ASSETS --                                      100.0%                                    $ 223,337
                                                                       =====                                     =========


              -----------------------------

              +  Non-income producing security

              ADR -- American Depository Receipt

                                                           ---------------------

                                   OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ---------------------------------------------------------------------
                                                                         GROSS UNREALIZED
                         CONTRACT               IN          DELIVERY       APPRECIATION
                        TO DELIVER         EXCHANGE FOR       DATE        (IN THOUSANDS)
                    ---------------------------------------------------------------------
                    JPY   1,118,700,000   USD  9,117,359     2/12/98           $246
                                                                               ====

              -----------------------------

                  JPY  --   Japanese Yen               USD  --   United States Dollar

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 84.8%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 11.3%
                    Aerospace & Military Technology -- 2.1%
                    Boeing Co............................................................        40,000         $    2,125
                    General Motors Corp., Class H........................................        85,000              5,695
                    Raytheon Co..........................................................        25,000              1,398
                    Sundstrand Corp......................................................       130,000              6,671
                    United Technologies Corp.............................................        46,800              3,507

                    Data Processing & Reproduction -- 2.5%
                    3Com Corp.+..........................................................       130,000              4,712
                    Adobe Systems, Inc...................................................        40,000              1,680
                    Oracle Systems Corp.+................................................       150,000              4,997
                    Silicon Graphics, Inc.+..............................................       294,400              3,864
                    Xerox Corp...........................................................       110,000              8,546

                    Electrical & Electronics -- 1.6%
                    Ericsson (L.M.) Telecommunications Co., Class B ADR..................        80,000              3,235
                    Nokia Corp., Class A ADR.............................................       110,000              9,144
                    York International Corp..............................................        64,800              3,001

                    Energy Equipment -- 1.0%
                    Schlumberger Ltd.....................................................        75,000              6,174
                    Western Atlas, Inc.+.................................................        50,000              3,478

                    Industrial Components -- 0.4%
                    Dana Corp............................................................        50,000              2,337
                    Echlin, Inc..........................................................        40,000              1,268

                    Machinery & Engineering -- 3.7%
                    Caterpillar, Inc.....................................................       230,000             11,026
                    Crompton & Knowles Corp..............................................       120,000              3,180
                    Deere & Co...........................................................       190,000             10,414
                    Ingersoll-Rand Co....................................................       120,000              4,905
                    New Holland NV.......................................................       100,000              2,506
                    Parker-Hannifin Corp.................................................        72,000              3,204
                                                                                                                 ---------
                                                                                                                   107,067
                                                                                                                 ---------
                    CONSUMER GOODS -- 15.0%
                    Automotive -- 1.0%
                    Chrysler Corp........................................................       100,000              3,431
                    Ford Motor Co........................................................       150,200              6,459

                    Beverages & Tobacco -- 3.1%
                    PepsiCo, Inc.........................................................       210,000              7,744
                    Philip Morris Cos., Inc..............................................       255,000             11,092
                    Seagram Co. Ltd......................................................       220,000              7,109
                    UST, Inc.............................................................       100,000              3,087

                    Food & Household Products -- 1.4%
                    CPC International, Inc...............................................        25,000              2,584
                    General Mills, Inc...................................................        25,000              1,850
                    McCormick & Co., Inc.................................................       200,000              5,300
                    Unilever NV..........................................................        60,000              3,484

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Health & Personal Care -- 8.2%
                    American Home Products Corp..........................................        59,600         $    4,165
                    Astra AB ADR.........................................................       200,000              3,400
                    Avon Products, Inc...................................................        74,900              4,330
                    Glaxo Holdings PLC ADR...............................................       150,000              6,853
                    Guidant Corp.........................................................        90,000              5,782
                    Johnson & Johnson Co.................................................        60,000              3,776
                    Kimberly-Clark Corp..................................................        40,000              2,083
                    Merck & Co., Inc.....................................................       125,000             11,820
                    Pfizer, Inc..........................................................       225,000             16,369
                    Schering-Plough Corp.................................................       205,000             12,851
                    Warner-Lambert Co....................................................        50,000              6,994

                    Recreation & Other Consumer Products -- 0.6%
                    Harley-Davidson, Inc.................................................       200,000              5,288

                    Textiles & Apparel -- 0.7%
                    Nike, Inc., Class B..................................................        50,000              2,434
                    V.F. Corp............................................................        90,000              4,157
                                                                                                                 ---------
                                                                                                                   142,442
                                                                                                                 ---------
                    ENERGY -- 10.8%
                    Energy Sources -- 8.3%
                    Amoco Corp...........................................................       100,000              9,000
                    Ashland, Inc.........................................................        48,800              2,278
                    Atlantic Richfield Co................................................       160,000             13,040
                    Kerr-McGee Corp......................................................        50,000              3,316
                    Murphy Oil Corp......................................................        50,000              2,750
                    Norsk Hydro ASA ADR..................................................        50,000              2,591
                    Pennzoil Co..........................................................        37,100              2,472
                    Phillips Petroleum Co................................................        60,000              2,906
                    Pioneer Natural Resources Co.........................................        20,000                639
                    Repsol SA ADR........................................................       150,000              6,469
                    Texaco, Inc..........................................................       180,000             10,170
                    Total SA ADR.........................................................        96,338              5,064
                    Ultramar Diamond Shamrock Corp.......................................       331,600             10,093
                    Valero Energy Corp...................................................       260,000              8,157

                    Utilities: Electric, Gas & Water -- 2.5%
                    Consolidated Edison Co. of New York, Inc.............................       100,000              3,775
                    DPL, Inc.............................................................       180,000              4,725
                    Duke Energy Corp.....................................................        95,000              4,940
                    GPU, Inc.............................................................       100,000              3,950
                    Union Electric Co....................................................        80,000              3,185
                    Williams Cos., Inc...................................................        52,200              2,789
                                                                                                                 ---------
                                                                                                                   102,309
                                                                                                                 ---------
                    FINANCE -- 11.1%
                    Banking -- 7.9%
                    Banc One Corp........................................................        30,000              1,541
                    Bank of New York Cos., Inc...........................................       160,000              8,600
                    Bank Tokyo Mitsubishi Ltd. ADR.......................................       100,000              1,450
                    BankAmerica Corp.....................................................        40,000              2,920
                    Chase Manhattan Corp.................................................        35,000              3,802
                    Citicorp.............................................................        30,000              3,598
                    CoreStates Financial Corp............................................        58,000              4,484
                    First Chicago Corp...................................................        45,100              3,529
                    First Union Corp.....................................................       100,000              4,875
                    Hibernia Corp., Class A..............................................       200,000              3,625

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banking (continued)
                    Huntington Bancshares, Inc...........................................        83,600         $    2,842
                    KeyCorp..............................................................        85,000              5,732
                    Marshall & Ilsley Corp...............................................       125,300              6,657
                    Morgan (J.P.) & Co., Inc.............................................        30,000              3,426
                    Northern Trust Corp..................................................        40,000              2,490
                    Norwest Corp.........................................................       280,000             10,483
                    Sakura Bank Ltd......................................................        35,000              1,260
                    SunTrust Banks, Inc..................................................        50,000              3,550

                    Financial Services -- 0.8%
                    Associates First Capital Corp., Class A..............................         5,000                321
                    Beneficial Corp......................................................        20,000              1,553
                    FINOVA Group, Inc....................................................        50,000              2,356
                    Household International, Inc.........................................        30,000              3,780

                    Insurance -- 2.4%
                    Allstate Corp........................................................        50,000              4,294
                    Gallagher (Arthur J.) & Co...........................................        44,800              1,601
                    General Reinsurance Group Corp.......................................        50,000              9,925
                    Liberty Corp.........................................................        75,000              3,375
                    St. Paul Co., Inc....................................................        40,000              3,200
                                                                                                                 ---------
                                                                                                                   105,269
                                                                                                                 ---------
                    MATERIALS -- 10.0%
                    Chemicals -- 4.2%
                    Dow Chemical Co......................................................        50,000              4,938
                    du Pont (E.I.) de Nemours & Co.......................................       100,000              6,056
                    Lyondell Petrochemical Co............................................        60,000              1,526
                    Mallinckrodt, Inc....................................................        64,300              2,379
                    Millenium Chemicals, Inc.............................................       100,000              2,300
                    Monsanto Co..........................................................       150,000              6,553
                    PPG Industries, Inc..................................................        75,000              4,346
                    Praxair, Inc.........................................................       147,600              6,485
                    Witco Corp...........................................................       120,000              5,175

                    Forest Products & Paper -- 4.0%
                    Bowater, Inc.........................................................       160,000              7,180
                    Fort James Corp......................................................       125,000              4,891
                    Georgia-Pacific Corp.................................................        65,000              5,549
                    International Paper Co...............................................       100,000              4,744
                    Sonoco Products Co...................................................        75,000              2,461
                    Union Camp Corp......................................................       175,000             10,511
                    Westvaco Corp........................................................        60,000              1,957
                    Weyerhaeuser Co......................................................        25,000              1,320

                    Metals & Minerals -- 1.8%
                    Aluminum Co. of America..............................................       125,900              8,467
                    Potash Corp. Saskatchewan, Inc.......................................       110,000              8,655
                                                                                                                 ---------
                                                                                                                    95,493
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.7%
                    Multi-Industry -- 1.7%
                    AlliedSignal, Inc....................................................        80,000              2,970
                    FMC Corp.+...........................................................        75,000              5,480
                    Tenneco, Inc.........................................................        90,000              3,898
                    Textron, Inc.........................................................        70,000              4,139
                                                                                                                 ---------
                                                                                                                    16,487
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 23.9%
                    Broadcasting & Publishing -- 4.3%
                    Gannett Co., Inc.....................................................        80,000         $    4,645
                    Harte Hanks Communications Co........................................       200,000              6,900
                    Houston Industries, Inc..............................................        29,700              1,648
                    Media General, Inc...................................................       109,800              4,680
                    News Corp. Ltd. ADR..................................................       140,000              3,036
                    Tele-Communications Liberty Media Group, Inc., Series A+.............       217,500              7,341
                    Time Warner, Inc.....................................................       100,000              5,825
                    Viacom, Inc., Class B+...............................................       200,000              7,000

                    Business & Public Services -- 6.9%
                    Alexander & Baldwin, Inc.............................................       180,000              4,860
                    Avery Dennison Corp..................................................       100,000              4,187
                    Browning-Ferris Industries, Inc......................................       255,800              9,129
                    Cognizant Corp.......................................................       130,000              5,574
                    Electronic Data Systems Corp.........................................       280,000             10,640
                    Hertz Corp...........................................................       361,600             14,261
                    Ikon Office Solutions, Inc...........................................       200,000              6,088
                    Manpower, Inc........................................................        75,000              2,522
                    Pitney Bowes, Inc....................................................        30,000              2,522
                    Waste Management, Inc................................................       241,912              5,957

                    Leisure & Tourism -- 1.6%
                    Disney (Walt) Co.....................................................       140,000             13,291
                    Host Marriott Corp.+.................................................       110,000              2,290

                    Merchandising -- 5.1%
                    Cardinal Health, Inc.................................................        22,600              1,712
                    Circuit City Stores, Inc.............................................       225,000              7,383
                    Federated Department Stores, Inc.+...................................       120,000              5,467
                    Gap, Inc.............................................................       100,000              5,369
                    Giant Foods, Inc., Class A...........................................       150,000              5,062
                    Lowe's Co., Inc......................................................        50,000              2,297
                    Penney (J.C.) Co., Inc...............................................       192,000             12,336
                    Wal-Mart Stores, Inc.................................................       225,000              8,986

                    Telecommunications -- 4.8%
                    AirTouch Communications, Inc.+.......................................        81,013              3,180
                    Ameritech Corp.......................................................       135,000             10,403
                    AT&T Corp............................................................       305,000             17,042
                    SBC Communications, Inc..............................................        40,000              2,913
                    Telefonos de Mexico SA ADR...........................................        80,000              3,960
                    U.S. West Communications Group.......................................       171,800              7,763

                    Transportation: Rail & Road -- 1.2%
                    Norfolk Southern Corp................................................       195,000              6,203
                    Union Pacific Corp...................................................        80,000              4,800
                                                                                                                 ---------
                                                                                                                   227,272
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 1.0%...........................................                            9,710
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $521,402)...................................                          806,049
                                                                                                                 ---------

                                           PREFERRED STOCK -- 0.2%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.2%
                    Broadcasting & Publishing -- 0.2%
                    News Corp. Ltd. ADR (cost $1,044)....................................        80,000              1,580
                                                                                                                 ---------

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          CONVERTIBLE BONDS -- 0.3%                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.3%
                    Business & Public Services -- 0.3%
                    CUC International, Inc. 3.00% 2002 (cost $2,994).....................      $  3,000          $   3,383
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $525,440)..........................                          811,012
                                                                                                                 ---------
                                       SHORT-TERM SECURITIES -- 14.1%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.2%
                    Abbott Laboratories, Inc. 5.48% due 12/3/97..........................        11,300             11,297
                    AI Credit Corp. 5.53% due 12/10/97...................................         5,900              5,892
                    Bell Atlantic Network Funding 5.53% due 12/3/97......................         5,000              4,998
                    Coca-Cola Co. 5.52% due 1/12/98......................................        12,300             12,221
                    Electronic Data Systems Corp. 5.55% due 12/19/97.....................        10,000              9,972
                    Emerson Electric Co. 5.52% due 12/5/97...............................         5,900              5,896
                    General Electric Capital Corp. 5.80% due 12/1/97.....................        11,150             11,150
                    Hershey Foods Corp. 5.51% due 12/22/97...............................        12,400             12,360
                    Kimberly-Clark Corp. 5.50% due 12/11/97..............................        11,500             11,482
                    Motorola, Inc. 5.52% due 12/22/97....................................         9,500              9,469
                    Penney (J.C.) Funding Corp. 5.50% due 12/9/97........................        16,700             16,680
                    Sara Lee Corp. 5.46% due 12/22/97....................................         9,000              8,971
                    Sara Lee Corp. 5.53% due 12/3/97.....................................         5,000              4,999
                                                                                                                 ---------
                                                                                                                   125,387
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 0.9%
                    Federal Home Loan Mortgage Discount Notes 5.50% due 12/30/97.........         3,475              3,460
                    Federal Home Loan Mortgage Discount Notes 5.55% due 1/23/98..........         5,000              4,959
                                                                                                                 ---------
                                                                                                                     8,419
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $133,806)..........................                          133,806
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $659,246)                                   99.4%                                      944,818
                    Other assets less liabilities --                     0.6                                         5,614
                                                                       -----                                     ---------
                    NET ASSETS --                                      100.0%                                    $ 950,432
                                                                       =====                                     =========


              -----------------------------

              + Non-income producing security

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                                                  VALUE
                                            COMMON STOCK -- 60.5%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 11.6%
                    Aerospace & Military Technology -- 3.9%
                    Boeing Co............................................................        35,000         $    1,859
                    General Motors Corp., Class H........................................        41,000              2,747
                    Raytheon Co..........................................................        25,000              1,399

                    Data Processing & Reproduction -- 1.4%
                    International Business Machines Corp.................................        20,000              2,191

                    Electrical & Electronics -- 2.1%
                    Hubbell, Inc., Class B...............................................        30,000              1,363
                    Nokia Corp., Class A ADR.............................................        10,000                831
                    York International Corp..............................................        25,000              1,158

                    Electronic Components -- 1.1%
                    AMP, Inc.............................................................        40,000              1,738

                    Industrial Components -- 2.0%
                    Dana Corp............................................................        35,000              1,636
                    Genuine Parts Co.....................................................        45,000              1,440

                    Machinery & Engineering -- 1.1%
                    Deere & Co...........................................................        30,000              1,644
                                                                                                                 ---------
                                                                                                                    18,006
                                                                                                                 ---------
                    CONSUMER GOODS -- 10.7%
                    Automotive -- 0.8%
                    General Motors Corp..................................................        20,000              1,220

                    Beverages & Tobacco -- 1.8%
                    PepsiCo, Inc.........................................................        40,000              1,475
                    UST, Inc.............................................................        40,000              1,235

                    Food & Household Products -- 1.4%
                    General Mills, Inc...................................................        30,000              2,220

                    Health & Personal Care -- 6.7%
                    Gillette Co..........................................................         9,040                835
                    Pfizer, Inc..........................................................        60,000              4,365
                    SmithKline Beecham PLC ADR...........................................        50,000              2,481
                    Warner-Lambert Co....................................................        20,000              2,797
                                                                                                                 ---------
                                                                                                                    16,628
                                                                                                                 ---------
                    ENERGY -- 8.9%
                    Energy Sources -- 8.2%
                    Amoco Corp...........................................................        15,000              1,350
                    Atlantic Richfield Co................................................        20,000              1,630
                    Chevron Corp.........................................................        20,000              1,604
                    Kerr-McGee Corp......................................................        30,000              1,989
                    Murphy Oil Corp......................................................        35,000              1,925
                    Phillips Petroleum Co................................................        35,000              1,695

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY (continued)
                    Energy Sources (continued)
                    Royal Dutch Petroleum Co. ADR........................................        24,000         $    1,264
                    Ultramar Diamond Shamrock Corp.......................................        40,000              1,218

                    Utilities: Electric, Gas & Water -- 0.7%
                    MCN Corp.............................................................        30,000              1,146
                                                                                                                 ---------
                                                                                                                    13,821
                                                                                                                 ---------
                    FINANCE -- 7.7%
                    Banking -- 5.3%
                    BankAmerica Corp.....................................................        30,000              2,190
                    Citicorp.............................................................        15,000              1,799
                    CoreStates Financial Corp............................................        20,000              1,546
                    Fleet Financial Group, Inc...........................................        25,000              1,652
                    KeyCorp..............................................................        15,000              1,012

                    Insurance -- 2.4%
                    American General Corp................................................        15,000                808
                    General Reinsurance Group Corp. .....................................        10,000              1,985
                    USF&G Corp...........................................................        50,000              1,009
                                                                                                                 ---------
                                                                                                                    12,001
                                                                                                                 ---------
                    MATERIALS -- 11.3%
                    Chemicals -- 5.4%
                    Air Products & Chemicals, Inc........................................        25,000              1,917
                    Dow Chemical Co......................................................        15,000              1,481
                    du Pont (E.I.) de Nemours & Co.......................................        30,000              1,817
                    PPG Industries, Inc..................................................        25,000              1,448
                    Praxair, Inc.........................................................        40,000              1,758

                    Forest Products & Paper -- 4.0%
                    Georgia-Pacific Corp.................................................        30,000              2,561
                    Sonoco Products Co...................................................        21,700                712
                    Union Camp Corp......................................................        20,000              1,201
                    Weyerhaeuser Co......................................................        32,600              1,722

                    Metals: Steel -- 0.6%
                    Allegheny Teldyne, Inc...............................................        35,000                901

                    Metals & Minerals -- 1.3%
                    Aluminum Co. of America..............................................        30,000              2,018
                                                                                                                 ---------
                                                                                                                    17,536
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.1%
                    Multi-Industry -- 1.1%
                    Textron, Inc.........................................................        30,000              1,774
                                                                                                                 ---------
                    SERVICES -- 9.2%
                    Business & Public Services -- 2.1%
                    Alexander & Baldwin, Inc.............................................        30,000                810
                    Avery Dennison Corp..................................................        30,000              1,256
                    Rentokil Initial PLC ADR.............................................        30,000              1,253

                    Merchandising -- 5.0%
                    Circuit City Stores, Inc.............................................         6,800                223
                    Giant Foods, Inc., Class A...........................................        30,000              1,013
                    Penney (J.C.), Inc...................................................        35,000              2,249
                    Wal-Mart Stores, Inc.................................................        60,000              2,396
                    Walgreen Co..........................................................        60,000              1,931

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications -- 0.9%
                    Century Telephone Enterprises, Inc...................................        30,000         $    1,382

                    Transportation: Rail & Road -- 1.2%
                    Union Pacific Corp...................................................        30,000              1,800
                                                                                                                 ---------
                                                                                                                    14,313
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.0%...........................................                               39
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $64,096)....................................                           94,118
                                                                                                                 ---------
                                           PREFERRED STOCK -- 0.8%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.8%
                    Broadcasting & Publishing -- 0.8%
                    Adelphia Communications Corp.+#......................................         5,000                580
                    American Radio Systems Corp.+#.......................................         5,264                615
                                                                                                                 ---------
                    TOTAL PREFERRED STOCK (cost $1,028)..................................                            1,195
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                           BONDS & NOTES -- 29.3%                           (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONVERTIBLE BONDS -- 0.2%
                    Broadcasting & Publishing -- 0.2%
                    Time Warner, Inc. zero coupon 2013...................................      $    500                251
                                                                                                                 ---------
                    CORPORATE BONDS -- 17.4%
                    Energy Sources -- 1.4%
                    Oryx Energy Co. 9.50% 1999...........................................         1,500              1,573
                    Oryx Energy Co. 10.00% 1999..........................................           500                523

                    Finance -- 6.4%
                    Advanta Corp., Series D 6.57% 2000...................................         1,325              1,301
                    Asset Backed Securities Investment Trust, Series 1997-D, Class A
                      6.79% 2003*#.......................................................         1,000              1,005
                    Barnett Capital I 8.06% 2026.........................................           500                529
                    Capital One Bank 6.97% 2002..........................................         2,250              2,260
                    Capital One Bank 8.13% 2000..........................................           500                517
                    Central Fidelity Capital Trust I, Series A 6.76% 2027(1).............           500                506
                    Chevy Chase Savings Bank 9.25% 2008..................................           500                510
                    First Plus Home Loan Trust, Series 1997-1, Class A6 6.95% 2015.......           500                506
                    Green Tree Financial Group, Series 1995-A, Class A 7.25% 2005........           599                599
                    IMC Home Equity Loan Trust, Series 1996-2, Class A2 6.78% 2011.......           401                401
                    Irvine Property 7.46% 2006*..........................................           500                503
                    Ocwen Financial Corp. 11.88% 2003....................................           250                280
                    Saul (B.F.) Real Estate Investment Trust, Class B 11.63% 2002........           500                535
                    Socgen Real Estate Co. LLC, Series A 7.64% 2049#(1)..................           500                505

                    Industrial -- 5.6%
                    Allegiance Corp. 7.00% 2026..........................................           500                513
                    CenCall Communications Corp. zero coupon 2004@.......................         1,000                874
                    CLN Holdings, Inc. zero coupon 2001..................................           250                159
                    Container Corp. of America 9.75% 2003................................           500                537
                    Dayton Hudson Corp. 8.50% 2022.......................................           500                535
                    Esat Holdings Ltd. zero coupon 2007*@................................           500                350
                    Freeport McMoRan Copper & Gold 7.20% 2026............................           500                489
                    Globo Comunicacoes Participacoes Ltda., Class B 10.50% 2006#.........           400                375
                    Gruma Sa de CV 7.63% 2007#...........................................           250                243
                    Hyundai Semiconductor 8.63% 2007#....................................           425                361

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          BONDS & NOTES (continued)                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (continued)
                    Industrial (continued)
                    Inco Ltd. 9.60% 2022.................................................      $    400         $      453
                    Omnipoint Corp. 11.63% 2006..........................................           250                265
                    Owens Illinois, Inc. 8.10% 2007......................................           250                265
                    Pan Pacific Industrial Investment PLC zero coupon 2007#..............         1,000                363
                    Royal Caribbean Cruises Ltd. 7.00% 2007..............................           500                501
                    Time Warner Pass Through Asset Trust 6.10% 2001#.....................           500                487
                    Time Warner, Inc. 9.13% 2013.........................................         1,000              1,176
                    United Defense Industries, Inc. 8.75% 2007#..........................           300                298
                    Wharf International Finance Ltd. 7.63% 2007..........................           500                483

                    Telecommunications -- 1.5%
                    Cei Citicorp Holdings SA 11.25% 2007*#...............................           500                430
                    Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*#...........           250                252
                    Iridium Capital Corp., Series A 13.00% 2005..........................           250                257
                    Qwest Communications International, Inc. zero coupon 2007#...........           500                323
                    Tele-Communications, Inc. 9.25% 2023.................................           500                550
                    United States West Capital Funding, Inc. 6.95% 2037..................           500                509

                    Transportation -- 2.5%
                    Airplanes Pass Through Trust, Series 1, Class C 8.15% 2019*..........           500                529
                    Continental Airlines 6.90% 2018......................................           250                254
                    Continental Airlines Pass Through Trust, Series 1996-A 6.94% 2013....           980              1,001
                    Delta Air Lines, Inc. 10.50% 2016....................................           500                645
                    Jet Equipment Trust, Class B 7.83% 2012#.............................           474                510
                    United Airlines Pass Through Trust, Series 1996, Class A2 7.87%
                      2019...............................................................           500                533
                    USAir, Inc., Class A 6.76% 2008......................................           475                485
                                                                                                                 ---------
                                                                                                                    27,058
                                                                                                                 ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                    Republic of Argentina 11.75% 2007#...................................           500                473
                                                                                                                 ---------
                    U.S. GOVERNMENT & AGENCIES -- 4.6%
                    Federal National Mortgage Association 6.53% 2006.....................         1,500              1,478
                    Federal National Mortgage Association 7.52% 2004.....................         2,000              2,030
                    Government National Mortgage Association 8.00% 2026..................         2,859              2,955
                    Government National Mortgage Association 8.50% 2025..................           648                678
                                                                                                                 ---------
                                                                                                                     7,141
                                                                                                                 ---------
                    UNITED STATES TREASURY -- 6.8%
                    7.50% Bonds 2016.....................................................           250                288
                    10.75% Bonds 2003....................................................         5,000              6,113
                    3.63% Notes 2002.....................................................         2,000              2,004
                    7.25% Notes 2004.....................................................         2,000              2,147
                                                                                                                 ---------
                                                                                                                    10,552
                                                                                                                 ---------
                    TOTAL BONDS & NOTES (cost $44,641)...................................                           45,475
                                                                                                                 ---------


                                              WARRANTS -- 0.0%+                                 SHARES
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Telecommunications -- 0.0%
                    Esat Holdings Ltd. 2/1/07*#..........................................           500                 15
                    Iridium World Communications, Inc. 7/15/05#..........................           250                 35
                                                                                                                 ---------
                    TOTAL WARRANTS (cost $15)............................................                               50
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $109,780)..........................                          140,838
                                                                                                                 ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                        SHORT-TERM SECURITIES -- 8.7%                       (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 8.7%
                    Abbott Laboratories, Inc. 5.54% due 12/18/97.........................      $  1,700         $    1,695
                    AI Credit Corp. 5.50% due 12/11/97...................................         1,500              1,498
                    American Express Credit Corp. 5.53% due 12/22/97.....................         1,300              1,296
                    Duke Energy Co. 5.56% due 12/9/97....................................         1,275              1,273
                    Ford Motor Credit Co. 5.55% due 12/2/97..............................         2,000              2,000
                    General Electric Capital Corp. 5.80% due 12/1/97.....................         3,300              3,300
                    Lucent Technologies, Inc. 5.51% due 12/1/97..........................         2,500              2,500
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $13,562)...........................                           13,562
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $123,342)                                99.3%                                         154,400
                    Other assets less liabilities --                  0.7                                            1,046
                                                                   ------                                        ---------
                    NET ASSETS --                                   100.0%                                      $  155,446
                                                                   ======                                        =========


              -----------------------------

              +  Non-income producing security

              *  Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              ADR -- American Depository Receipt

              (1) Variable rate security; rate as of November 30, 1997

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                          BONDS & NOTES -- 87.1%                         (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 3.7%
                    Aerospace & Military Technology -- 0.9%
                    Derlan Manufacturing, Inc. 10.00% 2007............................      $  1,000         $    1,050

                    Construction & Housing -- 1.3%
                    Mcdermott, Inc. 9.38% 2002........................................         1,500              1,595

                    Electronic Components -- 1.5%
                    Flextronics International Ltd. 8.75% 2007#........................         1,750              1,738
                                                                                                              ---------
                                                                                                                  4,383
                                                                                                              ---------
                    CONSUMER GOODS -- 2.8%
                    Beverages & Tobacco -- 2.8%
                    Canandaigua Wine, Inc. 8.75% 2003.................................         1,000              1,004
                    Dr. Pepper Bottling Co., Inc. 10.25% 2000.........................         1,750              1,776
                    Standard Commercial Tobacco Co., Inc. 8.88% 2005#.................           500                504
                                                                                                              ---------
                                                                                                                  3,284
                                                                                                              ---------
                    CONSUMER SERVICES -- 1.5%
                    Food Retail -- 1.5%
                    Bruno's, Inc. 10.50% 2005.........................................           500                175
                    Quality Food Centers, Inc. 8.70% 2007.............................           500                538
                    Randalls Food Markets, Inc. 9.38% 2007#...........................         1,000              1,015
                                                                                                              ---------
                                                                                                                  1,728
                                                                                                              ---------
                    ENERGY -- 9.3%
                    Energy Sources -- 5.2%
                    Abraxas Petroleum Corp. 11.50% 2004...............................           500                540
                    Benton Oil & Gas Co. 9.38% 2007#..................................         1,500              1,513
                    Benton Oil & Gas Co. 11.63% 2003..................................           500                551
                    Forcenergy, Inc. 8.50% 2007.......................................           500                501
                    Forcenergy, Inc. 9.50% 2006.......................................         1,250              1,316
                    Kelley Oil & Gas Corp. 10.38% 2006................................           750                791
                    Lomak Petroleum, Inc. 8.75% 2007..................................           500                500
                    Ocean Energy, Inc. 8.88% 2007.....................................           500                518

                    Utilities: Electric, Gas & Water -- 4.1%
                    California Energy, Inc. 10.25% 2004...............................         4,000              4,371
                    Globalstar LP 11.38% 2004.........................................           500                501
                                                                                                              ---------
                                                                                                                 11,102
                                                                                                              ---------
                    FINANCE -- 0.7%
                    Financial Services -- 0.7%
                    ITT Publimedia BV 9.38% 2007#.....................................           250                260
                    PTC International Finance BV zero coupon 2007#@...................         1,000                636
                                                                                                              ---------
                                                                                                                    896
                                                                                                              ---------

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL -- 2.9%
                    Industrial -- 2.9%
                    CLN Holdings, Inc. zero coupon 2001...............................      $    500         $      318
                    Comcast Cellular Holdings, Inc. 9.50% 2007........................         1,500              1,552
                    Consumers International, Inc. 10.25% 2005#........................           500                544
                    Newsquest Capital PLC 11.00% 2006.................................           900              1,000
                                                                                                              ---------
                                                                                                                  3,414
                                                                                                              ---------
                    MATERIALS -- 9.9%
                    Chemicals -- 2.0%
                    Key Plastics, Inc. 10.25% 2007....................................         1,000              1,040
                    Texas Petrochemicals Corp. 11.13% 2006............................         1,250              1,375

                    Forest Products & Paper -- 5.4%
                    Anchor Glass Container Corp. 11.25% 2005#.........................           500                540
                    Container Corp. of America 9.75% 2003.............................         4,500              4,837
                    Pacific Lumber Co. 10.50% 2003....................................         1,000              1,030

                    Metals & Minerals -- 2.5%
                    A.K. Steel Corp. 9.13% 2006.......................................           750                773
                    A.K. Steel Corp. 10.75% 2004......................................           500                535
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003......................         1,000              1,070
                    UCAR Global Enterprises, Inc. 12.00% 2005.........................           500                560
                                                                                                              ---------
                                                                                                                 11,760
                                                                                                              ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Republic of Argentina 6.69% 2005..................................           960                851
                    Republic of Argentina 11.38% 2017.................................           500                529
                    United Mexican States 11.38% 2016.................................           200                226
                                                                                                              ---------
                                                                                                                  1,606
                                                                                                              ---------
                    SERVICES -- 55.0%
                    Broadcasting & Publishing -- 9.6%
                    American Media Operations, Inc. 11.63% 2004.......................         1,750              1,899
                    Cablevision Systems Corp. 8.13% 2009#.............................           500                509
                    Cablevision Systems Corp. 9.88% 2013..............................         1,000              1,085
                    Chancellor Media Corp. 8.75% 2007.................................         1,000              1,010
                    Chancellor Media Corp. 9.38% 2004.................................         1,500              1,564
                    Fox Liberty Networks LLC 8.88% 2007#..............................           250                248
                    Gray Communications Systems, Inc. 10.63% 2006.....................         1,500              1,597
                    Heartland Wireless Communication, Inc. 13.00% 2003*#..............           500                175
                    Katz Media Corp. 10.50% 2007......................................           500                551
                    Sun Media Corp. 9.50% 2007#.......................................           500                531
                    Sun Media Corp. 9.50% 2007#.......................................           450                479
                    TransWestern Publishing Company LP 9.63% 2007#....................           250                254
                    Viacom, Inc. 7.75% 2005...........................................         1,500              1,512

                    Business & Public Services -- 10.8%
                    Allied Waste North America, Inc. 10.25% 2006#.....................         2,000              2,180
                    Integrated Health Services, Inc. 9.25% 2008#......................           750                748
                    Integrated Health Services, Inc. 9.50% 2007#......................         1,825              1,843
                    Mariner Health Group, Inc. 9.50% 2006.............................           385                393
                    Omnipoint Corp. 11.63% 2006.......................................         1,750              1,855
                    Paracelsus Healthcare Corp. 10.00% 2006...........................         2,000              2,080
                    Printpack, Inc. 10.63% 2006.......................................           500                530
                    Protection One Alarm Monitoring Corp. zero coupon 2005............         1,000              1,095
                    Sun Healthcare Group, Inc. 9.50% 2007#............................           500                508

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Business & Public Services (continued)
                    Tenet Healthcare Corp. 8.00% 2005.................................      $    500         $      505
                    Unison Healthcare Corp. 13.00% 2006#..............................           650                527
                    Universal Health Services, Inc. 8.75% 2005........................           500                525

                    Food Retail -- 0.9%
                    Foodmaker, Inc. 9.25% 1999........................................         1,000              1,022

                    Leisure & Tourism -- 6.8%
                    AMF Bowling Worldwide, Series B 10.875% 2006......................           750                816
                    AMF Bowling Worldwide, Series B zero coupon 2006@.................         1,250                972
                    Boyd Gaming Corp. 9.25% 2003......................................           500                518
                    Boyd Gaming Corp. 9.50% 2007......................................         1,250              1,287
                    Friendly Ice Cream Corp. 10.50% 2007..............................           500                504
                    Rio Hotel and Casino, Inc. 9.50% 2007.............................           750                793
                    Station Casinos, Inc. 9.63% 2003..................................         1,500              1,500
                    Sun International Ltd. 9.00% 2007.................................           500                515
                    Wyndham Hotel Corp. 10.50% 2006...................................         1,000              1,165

                    Merchandising -- 0.8%
                    Loehmann's, Inc. 11.88% 2003......................................         1,000              1,010

                    Telecommunications -- 23.4%
                    Brooks Fiber Properties, Inc. 10.00% 2007.........................         1,000              1,140
                    Cellnet Data Systems, Inc. zero coupon 2007#@(1)..................         1,000                509
                    Cellular Communications International, Inc. zero coupon 2000......         1,000                785
                    Cellular Communications International, Inc. zero coupon 2000(1)...         2,250              1,811
                    Cellular Communications of Puerto Rico, Inc. 10.00% 2007..........           500                490
                    Centennial Cellular Corp. 8.88% 2001..............................         3,000              3,045
                    COLT Telecom Group PLC 8.88% 2007#................................         1,000                567
                    Comcast UK Cable Partners Ltd. zero coupon 2007@..................         2,000              1,595
                    Comunicacion Celular SA zero coupon 2003*@........................         1,000                755
                    Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*#........           500                505
                    Esat Holdings Ltd. zero coupon 2007*@.............................           500                350
                    Hermes Europe Railtel BV 11.50% 2007*#............................           500                549
                    Intercel, Inc. zero coupon 2006@..................................           500                357
                    Intermedia Communications, Inc. zero coupon 2007@.................         1,000                685
                    International CableTel, Inc. zero coupon 2005@....................           750                611
                    McCaw International Ltd. zero coupon 2007@........................         1,000                588
                    Mobile Telecommunication Technologies Corp. 13.50% 2002...........           500                571
                    MobileMedia Communications, Inc. zero coupon 2003@................         1,000                115
                    Multicanal Participacoes SA 12.63% 2004...........................         1,000                957
                    Nextel Communications, Inc. zero coupon 2007#@....................         2,750              1,588
                    Nextlink Communications, Inc. 9.63% 2007..........................           500                505
                    NTL, Inc. 10.00% 2007.............................................           500                524
                    Orion Network Systems, Inc. 11.25% 2007...........................         1,275              1,439
                    Pricellular Wireless Corp. zero coupon 2003@......................         1,000              1,001
                    Pricellular Wireless Corp. 14.00% 2001............................         1,000              1,105
                    RBS Participacoes SA 11.00% 2007*#................................           500                453
                    RCN Corp. 10.00% 2007#............................................           500                501
                    TCI Communications, Inc. 6.38% 1999...............................           500                499
                    Teleport Communications Group 9.88% 2006..........................           500                550

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications (continued)
                    Telewest Communications PLC zero coupon 2007@.....................      $  1,000         $      763
                    Videotron Holdings PLC zero coupon 2004@..........................         2,000              1,890
                    Worldcom, Inc. 9.38% 2004.........................................           871                922

                    Transportation -- 2.7%
                    USAir, Inc. 9.63% 2003............................................         1,250              1,344
                    USAir, Inc. 10.00% 2003...........................................         1,000              1,015
                    USAir, Inc. 10.38% 2013...........................................           750                836
                                                                                                              ---------
                                                                                                                 65,225
                                                                                                              ---------
                    TOTAL BONDS & NOTES (cost $99,640)................................                          103,398
                                                                                                              ---------
                                           COMMON STOCK -- 0.0%                              SHARES
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Telecommunications -- 0.0%
                    Nextel Communications, Inc., Class A+* (cost $25).................         1,549                 39
                                                                                                              ---------
                                         PREFERRED STOCK -- 4.9%
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 4.9%
                    Broadcasting & Publishing -- 4.9%
                    American Radio Systems Corp.......................................        20,934              2,444
                    Chancellor Media Corp.............................................        28,588              3,359
                                                                                                              ---------
                    TOTAL PREFERRED STOCK (cost $5,018)...............................                            5,803
                                                                                                              ---------
                                            WARRANTS -- 0.2%+
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.2%
                    Broadcasting & Publishing -- 0.0%
                    Heartland Wireless Communication, Inc. 4/15/00 *#.................         3,000                  0

                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp. 6/30/05*....................         3,200                 35

                    Telecommunications -- 0.2%
                    Comunicacion Celular SA 11/15/03*.................................         1,000                 60
                    Esat Holdings Ltd. 2/1/07*........................................           500                 15
                    Globalstar Telecommunications 2/15/04#............................           500                 60
                    McCaw International 4/15/07.......................................         1,000                  2
                    Nextel Communications, Inc. 4/25/99...............................           500                  0
                    Orion Network Systems, Inc. 1/15/07*..............................         1,275                 20
                                                                                                              ---------
                    TOTAL WARRANTS (cost $99).........................................                              192
                                                                                                              ---------

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                   U.S. GOVERNMENT AND AGENCIES -- 1.8%                  (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 1.8%
                    6.63% Notes 2002..................................................      $  1,000         $    1,029
                    8.00% Notes 2001..................................................         1,000              1,066
                                                                                                              ---------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $2,066)..................                            2,095
                                                                                                              ---------
                    TOTAL INVESTMENT SECURITIES (cost $106,847).......................                          111,527
                                                                                                              ---------
                    SHORT-TERM SECURITIES -- 3.7%
                    -----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 3.7%
                    Abbott Laboratories, Inc. 5.56% due 12/22/97......................         1,400              1,395
                    General Electric Capital Corp. 5.80% due 12/1/97..................         3,000              3,000
                                                                                                              ---------
                    TOTAL SHORT-TERM SECURITIES (cost $4,395).........................                            4,395
                                                                                                              ---------

                    TOTAL INVESTMENTS --
                      (cost $111,242)                                             97.7%                         115,922
                    Other assets less liabilities --                               2.3                            2,748
                                                                                ------                        ---------
                    NET ASSETS --                                                100.0%                       $ 118,670
                                                                                ======                        =========


              -----------------------------

              +   Non-income producing security

              *   Fair valued security; see Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Bond issued as a part of a unit which includes an equity component

                           OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              -----------------------------------------------------------------
                                                               GROSS UNREALIZED
                CONTRACT             IN           DELIVERY       APPRECIATION
               TO DELIVER       EXCHANGE FOR        DATE        (IN THOUSANDS)

              -----------------------------------------------------------------
              DEM   944,000     USD   546,170       2/25/98           $8
                                                                      ==

              -----------------------------

                  DEM  --   Deutsche Mark                USD  --   United States Dollar

               See Notes to Financial Statements

                                                         ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                           BONDS & NOTES -- 88.7%                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 9.4%++
                    EQCC Home Equity Loan Trust, Series 1996-A, Class A2 6.95% 2012......      $    300          $    301
                    Green Tree Financial Corp., Series 1995-9, Class A5 6.80% 2027.......         1,000             1,007
                    Standard Credit Card Master Trust, Series 1991-3, Class A 8.88%
                      1999...............................................................         4,500             4,573
                    UCFC Loan Trust, Series 1996-D1, Class A5 6.92% 2018.................         1,750             1,772
                                                                                                                ---------
                                                                                                                    7,653
                                                                                                                ---------
                    FEDERAL AGENCY OBLIGATIONS -- 22.3%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................         2,000             1,954
                    Federal Home Loan Mortgage Corp. 9.00% 2021 - 2022...................         1,143             1,228
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................           540               579
                    Federal Home Loan Mortgage Corp. 11.88% 2013.........................            13                14
                    Federal Home Loan Mortgage Corp. 12.50% 2013.........................           111               122
                    Federal National Mortgage Association 6.85% 2026*....................         1,095             1,075
                    Federal National Mortgage Association 7.50% 2009.....................         1,300             1,332
                    Federal National Mortgage Association 8.50% 2023.....................         1,580             1,667
                    Government National Mortgage Association 8.00% 2017..................         1,438             1,506
                    Government National Mortgage Association 8.50% 2016 - 2026...........         3,180             3,339
                    Government National Mortgage Association 9.00% 2016 - 2017...........           679               735
                    Government National Mortgage Association 9.50% 2009 - 2017...........         3,998             4,332
                    Government National Mortgage Association 10.00% 2016.................            36                39
                    Government National Mortgage Association 10.50% 2016 - 2019..........           213               240
                    Government National Mortgage Association 11.00% 2019.................            47                54
                    Government National Mortgage Association 11.50% 2010 - 2015..........            14                16
                                                                                                                ---------
                                                                                                                   18,232
                                                                                                                ---------
                    MORTGAGE-RELATED SECURITIES -- 10.0%++
                    Asset Backed Securities Investment Trust, Series 1997-D, Class A
                      6.79% 2003*........................................................           750               754
                    DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B 7.29%
                      2021...............................................................         3,800             3,946
                    Merrill Lynch Mortgage Investors, Inc., Series 1995-C3, Class A2
                      6.85% 2025*........................................................           500               507
                    Merrill Lynch Mortgage Investors, Inc., Series 1997-C1, Class A1
                      6.95% 2029*........................................................           975               996
                    Morgan (J.P.) Commercial Mortgage Finance Corp., Series 1995-C1,
                      Class A2 7.39% 2010*...............................................         1,000             1,044
                    Prudential Home Mortgage Corp., Series 1992-33, Class A12 7.50%
                      2022...............................................................           901               899
                                                                                                                ---------
                                                                                                                    8,146
                                                                                                                ---------
                    UNITED STATES TREASURY -- 47.0%
                    8.88% Bonds 2017.....................................................        10,700            14,044
                    10.38% Bonds 2012....................................................         2,500             3,300
                    10.75% Bonds 2003....................................................        14,000            17,117
                    12.00% Bonds 2013....................................................         1,000             1,463
                    7.25% Notes 2004.....................................................         2,250             2,415
                                                                                                                ---------
                                                                                                                   38,339
                                                                                                                ---------
                    TOTAL INVESTMENT SECURITIES (cost $70,554)...........................                          72,370
                                                                                                                ---------

---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                       SHORT-TERM SECURITIES -- 10.5%                       (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 10.5%
                    Bell Atlantic Financial Services 5.59% due 12/02/97..................      $  2,700          $  2,700
                    General Electric Capital Corp. 5.80% due 12/01/97....................         2,770             2,770
                    Sara Lee Corp. 5.54% due 12/15/97....................................         2,100             2,095
                    Wal-Mart Stores, Inc. 5.50% due 12/01/97.............................         1,000             1,000
                                                                                                                ---------
                    TOTAL SHORT-TERM SECURITIES(cost $8,565).............................                           8,565
                                                                                                                ---------
                    TOTAL INVESTMENTS --
                      (cost $79,119)                                     99.2%                                     80,935
                    Other assets less liabilities --                      0.08                                        674
                                                                        ------                                  ---------
                    NET ASSETS --                                       100.00%                                  $ 81,609
                                                                        ======                                  =========


              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1997

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                       SHORT-TERM SECURITIES -- 100.9%                      (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 74.2%
                    Associates Corp. of North America 5.75% due 12/01/97.................       $  340           $    340
                    Bell Atlantic Financial Services 5.68% due 1/16/98...................        2,000              1,985
                    Beneficial Corp. 5.50% due 12/19/97..................................        1,500              1,496
                    Coca-Cola Co. 5.55% due 1/09/98......................................        2,000              1,988
                    Commercial Credit Co. 5.50% due 12/15/97.............................        1,000                998
                    CPC International, Inc. 5.52% due 12/16/97...........................        1,100              1,097
                    Deere (John) Capital Corp. 5.52% due 12/11/97........................        2,500              2,496
                    Disney (Walt), Co. 5.60% due 1/08/98.................................        2,000              1,988
                    du Pont (E.I.) de Nemours & Co. 5.51% due 12/26/97...................        1,000                996
                    Duke Power Co. 5.48% due 12/04/97....................................        2,000              1,999
                    Ford Motor Credit Co. 5.50% due 12/18/97.............................        2,100              2,095
                    Gannett, Inc. 5.55% due 1/08/98......................................        1,900              1,889
                    General Electric Capital Corp. 5.70% due 1/20/98.....................        1,800              1,786
                    Gillette Co. 5.48% due 12/05/97......................................        2,000              1,999
                    Heinz (H.J.) Co. 5.48% due 12/10/97..................................        2,000              1,997
                    Hershey Foods Corp. 5.51% due 12/22/97...............................        1,900              1,894
                    IBM Credit Corp. 5.52% due 12/12/97..................................        2,000              1,997
                    International Lease Finance Corp. 5.55% due 1/05/98..................        2,000              1,989
                    Lucent Technologies, Inc. 5.53% due 1/02/98..........................        2,000              1,990
                    Monsanto Co. 5.48% due 12/09/97......................................        2,000              1,998
                    Motorola, Inc. 5.50% due 12/04/97....................................        2,400              2,399
                    Penney (J.C.) Funding Corp. 5.70% due 1/12/98........................        2,000              1,987
                    Pfizer, Inc. 5.50% due 12/02/97......................................        2,000              2,000
                    Pitney Bowes Credit Corp. 5.60% due 1/09/98..........................        2,000              1,988
                    Vermont American Corp. 5.48% due 12/01/97............................        1,800              1,800
                    Wal-Mart Stores, Inc. 5.50% due 12/01/97.............................        2,000              2,000
                    Xerox Corp. 5.48% due 12/03/97.......................................        2,200              2,199
                    Yale University 5.50% due 12/23/97...................................        2,000              1,993
                                                                                                                 --------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $51,383)......................                          51,383
                                                                                                                 --------
                    FEDERAL AGENCY OBLIGATIONS -- 26.7%
                    Federal Home Loan Mortgage Discount Notes 5.40% due 12/05/97.........        1,000                999
                    Federal Home Loan Mortgage Discount Notes 5.40% due 12/10/97.........        1,800              1,798
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/11/97.........        2,400              2,396
                    Federal Home Loan Mortgage Discount Notes 5.45% due 12/17/97.........        1,100              1,097
                    Federal Home Loan Mortgage Discount Notes 5.46% due 12/03/97.........          560                560
                    Federal Home Loan Mortgage Discount Notes 5.47% due 12/22/97.........        1,600              1,595
                    Federal Home Loan Mortgage Discount Notes 5.48% due 12/11/97.........          800                799
                    Federal Home Loan Mortgage Discount Notes 5.50% due 1/09/98..........        1,100              1,093
                    Federal National Mortgage Association Discount Notes 5.47% due
                      12/23/97...........................................................        1,100              1,096
                    Federal National Mortgage Association Discount Notes 5.48% due
                      12/04/97...........................................................        2,500              2,499
                    Federal National Mortgage Association Discount Notes 5.49% due
                      12/19/97...........................................................        2,530              2,523
                    Federal National Mortgage Association Discount Notes 5.50% due
                      12/18/97...........................................................        2,000              1,995
                                                                                                                 --------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $18,450)......................                          18,450
                                                                                                                 --------
                    TOTAL SHORT-TERM SECURITIES (cost $69,833)...........................                          69,833
                                                                                                                 --------
                    TOTAL INVESTMENTS --
                      (cost $69,833)                                                100.9%                         69,833
                    Liabilities in excess of other assets --                         (0.9)                           (607)
                                                                                   ------                        --------
                    NET ASSETS --                                                   100.0%                       $ 69,226
                                                                                                                 ========
                                                                                   ======

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                        U.S.
                                                                                                     GOVERNMENT/
                                                                         ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES         SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment
  securities, at
  value*............  $738,435       $ 184,556         $ 811,012        $ 140,838      $ 111,527       $72,370        $     --
Short-term
  securities*.......    59,366          38,677           133,806           13,562          4,395         8,565          69,833
Cash................        43              85                14               33          1,074            10               2
Foreign cash........        --              81                --               --             --            --              --
Receivables for --
  Sales of
    investments.....     3,576              --             5,099              310            672            --              --
  Fund shares
    sold............       955               3               195               17             13             7             489
  Dividends and
    accrued
    interest........       205             320             1,702              850          2,231           766              --
  Foreign currency
    contracts.......        --             138                --               --             --            --              --
Prepaid expenses....        10               3                12                2              1             1               1
Unrealized
  appreciation on
  forward foreign
  currency
  contracts.........        --             246                --               --              8            --              --
                      ---------------------------------------------------------------------------------------------------------
                       802,590         224,109           951,840          155,612        119,921        81,719          70,325
                      ---------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Purchases of
    investments.....       782             294               148               --          1,075            --              --
  Advisory fees.....       199             111               233               40             30            22              21
  Fund shares
    redeemed........       139              32               755               53             75            27           1,018
  Management fees...       133              44               156               26             20            14              14
  Foreign currency
    contracts.......        --             138                --               --             --            --              --
Other accrued
  expenses..........       107             153               116               47             51            47              46
                      ---------------------------------------------------------------------------------------------------------
                         1,360             772             1,408              166          1,251           110           1,099
                      ---------------------------------------------------------------------------------------------------------
NET ASSETS..........  $801,230       $ 223,337         $ 950,432        $ 155,446      $ 118,670       $81,609        $ 69,226
                      =========================================================================================================
Shares of beneficial
  interest
  outstanding
  (unlimited shares
    authorized).....    18,283          13,728            25,669            9,421          8,447         7,351           6,122
Net asset value per
  share.............  $  43.82       $   16.27         $   37.03        $   16.50      $   14.05       $ 11.10        $  11.31
                      =========================================================================================================
COMPOSITION OF NET
  ASSETS:
Capital paid in.....  $353,948       $ 134,704         $ 481,082        $ 100,727      $ 100,272       $76,776        $ 65,246
Accumulated
  undistributed net
  investment
  income............     3,479           2,541            17,464            5,374         11,153         6,345           3,981
Accumulated
  undistributed net
  realized
  gain (loss) on
    investments,
    futures,
  options and
    foreign
    currency........   147,704          54,624           166,314           18,287          2,557        (3,328)             (1)
Unrealized
  appreciation on
  investments.......   296,099          31,225           285,572           31,058          4,680         1,816              --
Unrealized foreign
  exchange gain
  on other assets
    and
    liabilities.....        --             243                --               --              8            --              --
                      ---------------------------------------------------------------------------------------------------------
    Net Assets......  $801,230       $ 223,337         $ 950,432        $ 155,446      $ 118,670       $81,609        $ 69,226
                      =========================================================================================================
---------------
* Cost
    Investment
      securities....  $442,336       $ 153,331         $ 525,440        $ 109,780      $ 106,847       $70,554        $     --
                      =========================================================================================================
    Short-term
      securities....   $59,366         $38,677          $133,806          $13,562         $4,395        $8,565         $69,833
                      =========================================================================================================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS IN THOUSANDS)

                                                                                                        U.S.
                                                                                                     GOVERNMENT/
                                                                         ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES         SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
  INCOME:
Income:
  Interest..........  $  4,254       $   1,338         $   6,426        $  4,168       $ 11,300        $ 6,902        $  4,498
  Dividends*........     3,561           3,746            16,087           2,126            331             --              --
                      ---------------------------------------------------------------------------------------------------------
         Total
           income...     7,815           5,084            22,513           6,294         11,631          6,902           4,498
                      ---------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees.....     2,411           1,504             2,809             481            394            292             264
  Management fees...     1,607             602             1,873             320            263            195             176
  Custodian fees....       203             421               235              68             54             41              31
  Reports to
    investors.......        53              29                63              15             17             15              15
  Auditing and legal
    fees............        25              31                26              21             25             24              24
  Trustees' fees....        16               5                19               3              2              2               1
  Other expenses....        15               6                17               5              4              3               2
                      ---------------------------------------------------------------------------------------------------------
         Total
         expenses...     4,330           2,598             5,042             913            759            572             513
                      ---------------------------------------------------------------------------------------------------------
Net investment
  income............     3,485           2,486            17,471           5,381         10,872          6,330           3,985
                      ---------------------------------------------------------------------------------------------------------
REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON
  INVESTMENTS AND
  FOREIGN
  CURRENCIES:
Net realized gain
  (loss) on
  investments.......   146,719          54,711           166,979          18,372          5,128         (1,673)             (1)
Net realized foreign
  exchange loss
  on other assets
    and
    liabilities.....        --             (19)               (1)             --             --             --              --
Change in unrealized
  appreciation/
  depreciation of
  investments.......    16,891         (25,138)           19,920           1,609         (1,037)           286              --
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities.......        --             243                --              --              8             --              --
                      ---------------------------------------------------------------------------------------------------------
Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign
  currencies........   163,610          29,797           186,898          19,981          4,099         (1,387)             (1)
                      ---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS...  $167,095       $  32,283         $ 204,369        $ 25,362       $ 14,971        $ 4,943        $  3,984
                      =========================================================================================================

---------------
    * Net of foreign withholding taxes of $33; $436; $138 and $12 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1997

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                         U.S.
                                                                                                      GOVERNMENT/
                                                                          ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES          SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
 ------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income............  $   3,485       $     2,486       $  17,471        $   5,381      $  10,872      $   6,330      $   3,985
Net realized gain
  (loss) on
  investments.......    146,719            54,711         166,979           18,372          5,128         (1,673)            (1)
Net realized foreign
  exchange loss
  on other assets
    and
    liabilities.....         --               (19)             (1)              --             --             --             --
Change in unrealized
  appreciation/
  depreciation of
    investments.....     16,891           (25,138)         19,920            1,609         (1,037)           286             --
Change in unrealized
  foreign exchange
  gain/loss on other
  assets and
  liabilities.......         --               243              --               --              8             --             --
                      ----------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from
  operations........    167,095            32,283         204,369           25,362         14,971          4,943          3,984
                      ----------------------------------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
Dividends from net
  investment
  income............     (3,795)           (3,950)        (18,320)          (5,690)       (12,665)        (8,435)        (4,852)
Distributions from
  net realized gains
  on investments....   (118,520)          (17,640)       (124,190)         (14,930)            --             --             --
                      ----------------------------------------------------------------------------------------------------------
Total dividends and
  distributions paid
  to shareholders...   (122,315)          (21,590)       (142,510)         (20,620)       (12,665)        (8,435)        (4,852)
                      ----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold..............    136,992            78,283          69,784           15,741         36,139         10,319        244,501
Proceeds from shares
  issued for
  reinvestment of
  dividends and
  distributions.....    122,315            21,590         142,510           20,620         12,665          8,435          4,852
Cost of shares
  repurchased.......   (316,021)         (136,373)       (243,077)         (38,717)       (63,777)       (42,505)      (268,495)
                      ----------------------------------------------------------------------------------------------------------
Net decrease in net
  assets resulting
  from capital share
  transactions......    (56,714)          (36,500)        (30,783)          (2,356)       (14,973)       (23,751)       (19,142)
                      ----------------------------------------------------------------------------------------------------------
TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS............    (11,934)          (25,807)         31,076            2,386        (12,667)       (27,243)       (20,010)
NET ASSETS:
Beginning of
  period............    813,164           249,144         919,356          153,060        131,337        108,852         89,236
                      ----------------------------------------------------------------------------------------------------------
End of period.......  $ 801,230       $   223,337       $ 950,432        $ 155,446      $ 118,670      $  81,609      $  69,226
                      ==========================================================================================================

---------------

Accumulated
  undistributed net
  investment
  income............  $   3,479     $       2,541     $     17,464      $    5,374     $   11,153     $    6,345      $   3,981
                      ==========================================================================================================
Shares issued and
  repurchased:
  Sold..............      3,275             4,723           2,012              994          2,669            949         21,803
  Issued in
    reinvestment of
    dividends and
    distributions...      3,424             1,442           4,590            1,438            990            816            444
  Repurchased.......     (7,648)           (8,200)         (6,971)          (2,442)        (4,696)        (3,875)       (23,966)
                      ----------------------------------------------------------------------------------------------------------
Net decrease........       (949)           (2,035)            (369)            (10)        (1,037)        (2,110)        (1,719)
                      ==========================================================================================================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                         U.S.
                                                                                                      GOVERNMENT/
                                                                          ASSET        HIGH-YIELD      AAA-RATED         CASH
                       GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND        SECURITIES      MANAGEMENT
                       SERIES          SERIES            SERIES           SERIES         SERIES         SERIES          SERIES
 ------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment
  income............  $   3,796       $   3,659         $  18,321        $   5,657      $  12,236      $   8,479      $   4,855
Net realized gain on
  investments.......    118,807          17,946           124,360           14,891          1,680            118              1
Net realized foreign
  exchange loss on
  other assets and
  liabilities.......         --             (15)               --               --             --             --             --
Change in unrealized
  appreciation/
  depreciation of
  investments.......    (22,910)         21,406            32,410            5,929          3,974         (2,756)            --
                      ----------------------------------------------------------------------------------------------------------
Net increase in net
  assets resulting
  from operations...     99,693          42,996           175,091           26,477         17,890          5,841          4,856
                      ----------------------------------------------------------------------------------------------------------
DIVIDENDS AND
  DISTRIBUTIONS
  PAID TO
  SHAREHOLDERS:
Dividends from net
  investment
  income............     (5,500)         (7,250)          (20,695)          (5,985)       (13,970)       (11,160)        (7,520)
Distributions from
  net realized gains
  on investments....   (120,665)         (4,980)          (55,955)         (10,955)            --             --             (1)
                      ----------------------------------------------------------------------------------------------------------
Total dividends and
  distributions paid
  to shareholders...   (126,165)        (12,230)          (76,650)         (16,940)       (13,970)       (11,160)        (7,521)
                      ----------------------------------------------------------------------------------------------------------
CAPITAL SHARE
  TRANSACTIONS:
Proceeds from shares
  sold..............    186,903          69,110            75,454           15,816         40,043         16,512        250,835
Proceeds from shares
  issued for
  reinvestment of
  dividends and
  distributions.....    126,165          12,230            76,650           16,940         13,970         11,160          7,521
Cost of shares
  repurchased.......   (370,707)        (91,096)         (213,332)         (42,841)       (73,186)       (48,439)      (267,327)
                      ----------------------------------------------------------------------------------------------------------
Net decrease in net
  assets resulting
  from capital share
  transactions......    (57,639)         (9,756)          (61,228)         (10,085)       (19,173)       (20,767)        (8,971)
                      ----------------------------------------------------------------------------------------------------------
TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS............    (84,111)         21,010            37,213             (548)       (15,253)       (26,086)       (11,636)
NET ASSETS:
Beginning of
  period............    897,275         228,134           882,143          153,608        146,590        134,938        100,872
                      ----------------------------------------------------------------------------------------------------------
End of period.......  $ 813,164       $ 249,144         $ 919,356        $ 153,060      $ 131,337      $ 108,852      $  89,236
                      ==========================================================================================================

---------------

Accumulated
  undistributed net
  investment
  income ...........  $   3,789     $      3,943      $     18,313      $    5,687     $   12,657     $    8,429      $   4,848
                      ==========================================================================================================
Shares issued and
  repurchased:
  Sold..............      4,762           4,811             2,343            1,045          3,028          1,469         22,136
  Issued in
    reinvestment of
    dividends and
    distributions...      3,361             880             2,462            1,178          1,104          1,030            683
  Repurchased.......     (9,518)         (6,335)           (6,652)          (2,849)        (5,421)        (4,300)       (23,640)
                      ----------------------------------------------------------------------------------------------------------
Net decrease........     (1,395)            (644)           (1,847)           (626)        (1,289)        (1,801)          (821)
                      ==========================================================================================================

    See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, forward foreign currency contracts, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. Upon settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

---------------------

  For the year ended November 30, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                    ACCUMULATED       ACCUMULATED
                                                                                   UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                   NET REALIZED      NET INVESTMENT       IN
                                                                                    GAIN/(LOSS)      INCOME/(LOSS)      CAPITAL
                                                                                       -----------------------------------
    Growth Series..............................................................       $ 1,037            $   --         $(1,037)
    International Series.......................................................           (62)               62              --
    Growth-Income Series.......................................................          (424)               --             424
    Asset Allocation Series....................................................             4                (4)             --
    High-Yield Bond Series.....................................................          (289)              289              --
    U.S. Government/AAA-Rated Securities Series................................            (5)               21             (16)
    Cash Management Series.....................................................            --                --              --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at November 30, 1997, were as follows (dollars in thousands):

                                                        AGGREGATE      AGGREGATE         NET
                                                        UNREALIZED     UNREALIZED     UNREALIZED       COST OF       CAPITAL LOSS
                                                           GAIN          (LOSS)          GAIN        INVESTMENTS     CARRYOVER*+
                                                            -----------------------------------------------------------------
    Growth Series....................................    $ 326,990      $ (31,165)     $ 295,825      $ 501,976         $   --
    International Series.............................       42,235        (11,524)        30,711        192,522             --
    Growth-Income Series.............................      292,929         (7,275)       285,654        659,164             --
    Asset Allocation Series..........................       31,930           (872)        31,058        123,342             --
    High-Yield Bond Series...........................        6,547         (1,867)         4,680        111,242             --
    U.S. Government/AAA-Rated Securities Series**....        2,186           (226)         1,960         78,975          3,232
    Cash Management Series...........................           --             --             --         69,833              1


                                                       CAPITAL LOSS
                                                         UTILIZED
                                                       ------------

    Growth Series....................................     $   --
    International Series.............................         --
    Growth-Income Series.............................         --
    Asset Allocation Series..........................         --
    High-Yield Bond Series...........................      2,160
    U.S. Government/AAA-Rated Securities Series**....         --
    Cash Management Series...........................         --

 * Expire 2003-2005
** Post 10/31/97 Capital Loss Deferral: U.S. Government/AAA-Rated Securities Series $73
 + Net capital loss carryover reported as of November 30, 1997, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

4. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., pursuant to a business management agreement, manages the business affairs and the administration of the Fund. During the fiscal year ended November 30, 1997, Anchor Investment Adviser, Inc., an indirect wholly-owned subsidiary of Anchor National Life Insurance Company, served as business manager of the Fund through July 14, 1997, until succeeded by SunAmerica Asset Management Corp. on July 15, 1997. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

                                                           ---------------------

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1997, was as follows:

                                                                                                     ASSET
                                                   GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION     HIGH-YIELD
                                                   SERIES         SERIES            SERIES           SERIES       BOND SERIES
                                                    -----------------------------------------------------------------------
        Purchases of portfolio securities........ $206,486       $ 105,870         $ 239,596        $ 44,778        $68,713
        Sales of portfolio securities............  372,190         175,763           422,506          62,100         78,410
        U.S. government securities excluded above
          were as follows:
        Purchases of U.S. government
          securities.............................       --              --                --          10,233          4,616
        Sales of U.S. government securities......       --              --                --          13,033         11,477


                                                      U.S.
                                                   GOVERNMENT
                                                   AAA-RATED         CASH
                                                   SECURITIES      MANAGEMENT
                                                     SERIES          SERIES
                                                   --------------------------

        Purchases of portfolio securities........    $ 7,465        $     --
        Sales of portfolio securities............      9,864              --
        U.S. government securities excluded above
          were as follows:
        Purchases of U.S. government
          securities.............................     31,310              --
        Sales of U.S. government securities......     50,113              --

6. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                          ROYAL ALLIANCE
                                                         ASSOCIATES, INC.
                                                             ------------
        Growth Series                                          $  1
        Growth-Income Series                                     11
        Asset Allocation Series                                   1

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD      INCOME@        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/93      $ 30.96        $ 0.24           $ 5.32           $ 5.56         $(0.23)        $ (0.53)       $ 35.76       18.26%
11/30/94        35.76          0.19             1.04             1.23          (0.25)          (2.66)         34.08        3.33
11/30/95        34.08          0.25            12.02            12.27          (0.20)          (2.65)         43.50       37.93
11/30/96        43.50          0.18             5.10             5.28          (0.28)          (6.22)         42.28       14.02
11/30/97        42.28          0.18             8.30             8.48          (0.21)          (6.73)         43.82       23.78

                                                     International Series
11/30/93      $ 10.00        $ 0.18           $ 2.54           $ 2.72         $(0.14)        $ (0.01)       $ 12.57       27.41%
11/30/94        12.57          0.22             0.81             1.03          (0.12)          (0.22)         13.26        8.17
11/30/95        13.26          0.26             1.11             1.37          (0.23)          (0.50)         13.90       11.18
11/30/96        13.90          0.22             2.46             2.68          (0.46)          (0.31)         15.81       20.03
11/30/97        15.81          0.17             1.78             1.95          (0.27)          (1.22)         16.27       13.15

                                                     Growth-Income Series
11/30/93      $ 26.25        $ 0.71           $ 2.44           $ 3.15         $(0.63)        $ (0.54)       $ 28.23       12.34%
11/30/94        28.23          0.69            (0.14)            0.55          (0.76)          (1.56)         26.46        2.00
11/30/95        26.46          0.71             7.46             8.17          (0.76)          (2.23)         31.64       33.47
11/30/96        31.64          0.67             5.87             6.54          (0.77)          (2.10)         35.31       21.88
11/30/97        35.31          0.66             6.91             7.57          (0.75)          (5.10)         37.03       24.62

                                                    Asset Allocation Series
11/30/93      $ 12.90        $ 0.63           $ 0.72           $ 1.35         $(0.46)        $ (0.13)       $ 13.66       10.76%
11/30/94        13.66          0.58            (0.69)           (0.11)         (0.62)          (0.31)         12.62       (0.84)
11/30/95        12.62          0.55             3.16             3.71          (0.68)          (0.38)         15.27       31.01
11/30/96        15.27          0.56             2.17             2.73          (0.63)          (1.14)         16.23       19.34
11/30/97        16.23          0.55             2.00             2.55          (0.63)          (1.65)         16.50       17.86

                                                    High-Yield Bond Series
11/30/93      $ 14.60        $ 1.27           $ 1.02           $ 2.29         $(1.22)        $    --        $ 15.67       16.44%
11/30/94        15.67          1.24            (1.88)           (0.64)         (1.49)          (0.49)         13.05       (4.70)
11/30/95        13.05          1.26             0.99             2.25          (1.56)          (0.13)         13.61       18.97
11/30/96        13.61          1.21             0.56             1.77          (1.53)             --          13.85       14.05
11/30/97        13.85          1.19             0.44             1.63          (1.43)             --          14.05       12.76

                                          U.S. Government/AAA-Rated Securities Series
11/30/93      $ 12.87        $ 0.95           $ 0.61           $ 1.56         $(0.91)        $ (0.18)       $ 13.34       12.58%
11/30/94        13.34          0.90            (1.43)           (0.53)         (1.11)          (0.17)         11.53       (4.17)
11/30/95        11.53          0.86             0.85             1.71          (1.20)          (0.06)         11.98       15.95
11/30/96        11.98          0.80            (0.21)            0.59          (1.06)             --          11.51        5.49
11/30/97        11.51          0.76            (0.14)            0.62          (1.03)             --          11.10        6.09

                                                    Cash Management Series
11/30/93      $ 11.50        $ 0.29           $   --           $ 0.29         $(0.39)        $    --        $ 11.40        2.57%
11/30/94        11.40          0.40               --             0.40          (0.33)             --          11.47        3.56
11/30/95        11.47          0.61             0.01             0.62          (0.44)             --          11.65        5.53
11/30/96        11.65          0.55               --             0.55          (0.82)             --          11.38        4.94
11/30/97        11.38          0.54             0.01             0.55          (0.62)             --          11.31        5.03

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO  AVERAGE
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER  COMMISSION
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE    PER SHARE#
-------------------------------------------------------------------------------------------------------------------------------


11/30/93  $735,400        0.55%            0.71%       21.99%  $    N/A
11/30/94   712,602        0.55             0.56        33.79        N/A
11/30/95   897,275        0.55             0.65        23.72        N/A
11/30/96   813,164        0.55             0.46        25.51     0.0561
11/30/97   801,230        0.54             0.44        29.01     0.0477

11/30/93  $192,162        1.12%            1.62%       22.56%  $    N/A
11/30/94   259,498        1.04             1.64        21.68        N/A
11/30/95   228,134        1.05             1.95        16.79        N/A
11/30/96   249,144        1.02             1.56        44.94     0.0196
11/30/97   223,337        1.04             0.99        47.45     0.0043

11/30/93  $862,716        0.55%            2.60%       29.22%  $    N/A
11/30/94   765,971        0.55             2.54        32.97        N/A
11/30/95   882,143        0.55             2.52        18.81        N/A
11/30/96   919,356        0.55             2.07        23.72     0.0564
11/30/97   950,432        0.54             1.88        30.06     0.0493

11/30/93  $166,555        0.60%            4.70%       22.66%  $    N/A
11/30/94   142,678        0.59             4.47        48.53        N/A
11/30/95   153,608        0.59             4.04        53.58        N/A
11/30/96   153,060        0.58             3.74        40.97     0.0573
11/30/97   155,446        0.59             3.49        39.14     0.0507

11/30/93  $190,515        0.59%            8.43%       59.03%  $    N/A
11/30/94   127,467        0.59             8.76        44.97        N/A
11/30/95   146,590        0.59             9.66        31.64        N/A
11/30/96   131,337        0.58             9.09        36.99        N/A
11/30/97   118,670        0.61             8.68        64.49        N/A

11/30/93  $228,569        0.58%            7.19%        9.14%  $    N/A
11/30/94   149,368        0.58             7.42        16.95        N/A
11/30/95   134,938        0.59             7.49        43.43        N/A
11/30/96   108,852        0.59             7.03        17.12        N/A
11/30/97    81,609        0.63             6.93        46.17        N/A

11/30/93  $192,384        0.58%            2.59%          --%  $    N/A
11/30/94   186,396        0.57             3.52           --        N/A
11/30/95   100,872        0.58             5.32           --        N/A
11/30/96    89,236        0.58             4.81           --        N/A
11/30/97    69,226        0.63             4.87           --        N/A

---------------

@ Calculated based upon average shares outstanding

# The average commission per share is derived by dividing the agency commissions paid on equity securities trades by the number of shares purchased or sold.

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder of Anchor Pathway Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
January 13, 1998

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
SHAREHOLDER TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended November 30, 1997.

During the year ended November 30, 1997 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                   NET              NET               NET
                                                    TOTAL       INVESTMENT      SHORT-TERM         LONG-TERM
                                                  DIVIDENDS       INCOME       CAPITAL GAINS     CAPITAL GAINS
                                                  ---------     ----------     -------------     -------------
Growth Series..................................     $6.94         $  .21           $ .80             $5.93
International Series...........................      1.49            .27             .13              1.09
Growth-Income Series...........................      5.85            .75             .37              4.73
Asset Allocation Series........................      2.28            .63             .28              1.37
High-Yield Bond Series.........................      1.43           1.43              --                --
U.S. Government/AAA-Rated Securities Series....      1.03           1.03              --                --
Cash Management Series.........................       .62            .62              --                --

                                                    QUALIFYING %
                                                      FOR THE
                                                   70% DIVIDENDS
                                                 RECEIVED DEDUCTION
                                                 ------------------
Growth Series..................................         22.68%
International Series...........................            --
Growth-Income Series...........................         63.81
Asset Allocation Series........................         28.84
High-Yield Bond Series.........................          2.61
U.S. Government/AAA-Rated Securities Series....            --
Cash Management Series.........................            --

The International Series makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended November 30, 1997 was $403,820. The gross foreign source income for information reporting is $4,362,866.

                                                           ---------------------

                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements

         The following financial statements are included in Part A of the Registration Statement:

                  Financial Highlights

         The following financial statements are included in Part B of the Registration Statement.

                  Financial Statements for Anchor Pathway Fund -- with respect to Registrant's fiscal year ended November 30, 1997.


(b) Exhibits

  ( 1) Declaration of Trust, as Amended ................ Previously Filed
  ( 2) By-Laws ......................................... Previously Filed
  ( 3) Voting Trust Agreement ..........................   Not Applicable
  ( 4) Shares of Beneficial Interest ...................   Not Applicable
  ( 5) (a) Investment Advisory and Management
           Agreement                                     Previously Filed
       (b) Business Management Agreements ..............         Herewith
  ( 6) Distribution Agreement ..........................   Not Applicable
  ( 7) Bonus, Profit Sharing,
           Pension or Similar Contracts ................   Not Applicable
  ( 8) Custodian Agreement ............................. Previously Filed
  ( 9) Form of Fund Participation Agreement ............ Previously Filed
  (10) Opinion and Consent of Counsel to the
           Investment Adviser .......................... Previously Filed
  (11) (a) Consent of Independent Accountants ..........         Herewith
  (12) Financial Statements Omitted from
           Item 23 .....................................   Not Applicable
  (13) Initial Capitalization Agreement ................   Not Applicable
  (14) Model Plan ......................................   Not Applicable
  (15) Rule 12b-1 Plan .................................   Not Applicable
  (16) Persons under Common Control with
           Registrant .................................. Previously Filed
  (17) Performance Computations ........................   Not Applicable
  (18) Powers of Attorney .............................. Previously Filed
  (27) Financial Data Schedules ........................         Herewith

       All previously filed exhibits are specifically incorporated herein by reference.


Item 25. Persons Controlled by or Under Common Control with Registrant

           Previously Filed.

Item 26. Number of Holders of Securities


      As of December 31, 1997, the number of record holders of Anchor Pathway Fund was as follows:

      Title of Class                       Number of Record Holders

      Shares of Beneficial Interest                   1*

      * Held by the Variable Separate Account of Anchor National Life Insurance Company.

Item 27. Indemnification

      Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI

                                 INDEMNIFICATION

                  The Fund shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) the Fund shall indemnify any director or officer of the Fund who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Fund) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Fund shall indemnify any Trustee or officer of the Fund who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Fund unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Fund has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or
         (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such

         Person is entitled to be indemnified by the Fund as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

         Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Fund who are not Trustees or officers of the Fund may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

         (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Fund against any liability to the Fund or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Fund shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Fund would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Fund if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                           * * * * * * * * * * * * * *

                  The Investment Advisory Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

                  SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser

         Information concerning the business and other connections of Capital Research and Management Company ("CRMC") is incorporated herein by reference from CRMC's Form ADV (File No. 801-8055), which is currently on file with the Securities and Exchange Commission.

Item 29. Principal Underwriters

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

         Capital Research and Management Company, the Investment Adviser, is located at 333 South Hope Street, Los Angeles, California 90071. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

         SunAmerica Asset Management Corp., the Business Manager, is located at 733 Third Avenue, New York, New York 10017. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services

         None.

Item 32. Undertakings

         (c) Registrant hereby undertakes to furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 14 to the Registration Statement (the "Post-Effective Amendment") pursuant to Rule 485(b) under the 1933 Act and that Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of January, 1998.

                                            ANCHOR PATHWAY FUND


                                            By: /s/ Peter C. Sutton
                                                    Peter C. Sutton
                                                    Vice President

         Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


    *                      Chairman, President                January 27, 1998
James K. Hunt              and Trustee
                           (Principal Executive Officer)


    *                      Senior Vice President,             January 27, 1998
Scott L. Robinson          Treasurer and Controller
                           (Principal Financial and
                           Accounting Officer)

    *                      Trustee                            January 27, 1998
Richards D. Barger


    *                      Trustee                            January 27, 1998
Norman J. Metcalfe


    *                      Trustee                            January 27, 1998
Allan L. Sher



    *                      Trustee                            January 27, 1998
William M. Wardlaw


*By: /s/ Robert M. Zakem
         Attorney-in-Fact
         Robert M. Zakem

                               ANCHOR PATHWAY FUND


                                  EXHIBIT INDEX





Exhibit No.                         Name

        5(b)                        Business Management Agreement

        11                          Consent of Price Waterhouse

        27                          Financial Data Schedules